ANNUAL REPORT March 31, 2002



Nuveen
Municipal Closed-End
Exchange-Traded
Funds


[photos of man with daughter]



SELECT PORTFOLIOS
NXP
NXQ
NXR
NXC
NXN


Dependable,
tax-free income
because
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)



THE NUVEEN INVESTOR
See Page 9



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


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



Dear
  SHAREHOLDER




[photo of Timothy R. Schwertfeger]

Timothy R. Schwertfeger
Chairman of the Board


"I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION ELECTRONICALLY...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILED INSTRUCTIONS."




I am pleased to report that during the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.


/s/ Timothy R. Schwertfeger


TIMOTHY R. SCHWERTFEGER
Chairman of the Board

May 15, 2002

Nuveen Select Portfolios
(NXP, NXQ, NXR, NXC, NXN)

Portfolio Manager's
            COMMENTS



Portfolio manager Tom Spalding reviews economic and market conditions, key strategies, and recent Portfolio performance. Tom, who has 25 years of investment management experience with Nuveen, has managed the Select Portfolios since 1999.




WHAT WERE THE MAJOR DRIVERS OF THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The two major forces at work during the twelve months ended March 31, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed also have impacted the economy and the markets.

In the fixed-income markets, the general environment of the past twelve months helped many municipal securities perform well. The trend toward increased issuance established in 2001 continued in the first three months of 2002, with $67.4 billion in new supply, up 10% over January-March 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as insurance companies and pension plans, also have been active buyers in the new issue market.

Looking at California and New York specifically, both states have experienced declining economic growth over the past twelve months, tied, in part, to specific events. New York was the state most impacted by the September 11 attacks, while California continued to deal with the aftermath of its 2001 power crisis. Both states remained heavily dependent on economically sensitive revenue sources such as sales, income, and capital gains taxes and, with the economic downturn, now face budget shortfalls estimated at $7 billion in California and $9 billion in New York. Despite these factors, New York's credit ratings remained intact at A2/AA/AA. However, California's deficit, combined with uncertainties surrounding the resolution of its power problems, put pressure on the state's credit ratings. In November 2001, Moody's downgraded California's general obligation bonds for the second time in twelve months to A1, while Standard & Poor's and Fitch have maintained their ratings at A+/AA over the past six months. During the first three months of 2002, New York issued $4.5 billion in new municipal bonds, a 12% decline from January-March 2001 levels. However, we expect this situation may reverse itself in coming months, with several large deals already listed on state and city issuance calendars. For the same period, California saw strong supply, issuing $8.1 billion in municipal debt, up 13% over the first quarter of 2001. Faced with some of the highest state income taxes in the nation, both California and New York investors continued to demonstrate robust demand for in-state bonds.

HOW DID THE NUVEEN SELECT PORTFOLIOS PERFORM OVER THE PAST TWELVE MONTHS?
During the twelve months ended March 31, 2002, the Fed's policy of interest rate easing, combined with favorable market technicals, created a generally positive total return environment for municipal bonds. Individual results for the Nuveen Select Portfolios are presented in the accompanying table.

                      TOTAL RETURN       LEHMAN     LIPPER
          MARKET YIELD     ON NAV  TOTAL RETURN1   AVERAGE2
------------------------------------------------------------
                           1 YEAR       1 YEAR     1 YEAR
                TAXABLE-    ENDED        ENDED      ENDED
      3/31/02 EQUIVALENT3 3/31/02       3/31/02   3/31/02
------------------------------------------------------------
NXP      6.15%     8.79%    3.41%         3.81%    2.96%
------------------------------------------------------------
NXQ      6.11%     8.73%    3.41%         3.81%    2.96%
------------------------------------------------------------
NXR      5.95%     8.50%    3.70%         3.81%    2.96%
------------------------------------------------------------
NXC      5.39%     8.49%    3.03%         3.41%    3.26%
------------------------------------------------------------
NXN      5.23%     8.05%    2.75%         3.82%    3.50%
------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Overall, the market environment of the past twelve months favored funds with longer durations4. As of March 31, 2002, the durations of the three national Portfolios ranged from 2.82 to 4.02, compared with 7.57 for the Lehman Brothers Municipal Bond Index, while NXC and NXN had durations of 2.97 and 4.00, respectively, versus 8.09 and 7.23 for the Lehman California and New York Tax-Exempt Bond Indexes. The relative performance of these Portfolios also was influenced by overall market activity, portfolio structure and the call exposure of individual holdings.



1 The performance of the national Portfolios is compared with that of the Lehman
  Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. The performances of NXC and NXN are compared with those of the Lehman Tax-Exempt Bond Indexes for California and New York, respectively. These unleveraged indexes comprise a broad range of municipal bonds within each of those states. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of the national Portfolios are compared with the average annualized return of the twelve funds in the Lipper General and Insured Unleveraged Municipal Debt Funds category. NXC's total return is compared with the average total return of the nine funds in the Lipper California Municipal Debt Funds category, while the comparison for NXN is based on the average total return of the nine funds in the Lipper New York Municipal Debt Funds category. Portfolio and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Portfolio on an after-tax basis. For the national Portfolios, the taxable-equivalent yield is based on the portfoliomarket yield on the indicated date and a federal income tax rate of 30%, while the taxable-equivalent yields for NXC and NXN are based on their market yields on the indicated date and combined federal and state income tax rates of 36.5% and 35%, respectively.

4 Duration is a measure of a portfolio's NAV volatility in reaction to interest rate movements.

HOW DID THE MARKET ENVIRONMENT AFFECT THE PORTFOLIOS' DIVIDENDS AND SHARE
PRICES?
Over the twelve months ended March 31, 2002, relatively lower levels of bond call exposure helped us maintain the dividends of NXR and NXC. These two Portfolios have now provided shareholders with 13 consecutive months of stable dividends. For the remaining three Portfolios, however, increased pressure from call activity led to dividend cuts in September 2001.

Over the past year, several factors restricted demand for the Select Portfolios and weighed on their share prices, including the recent dividend adjustments and increased demand for leveraged tax-free fixed-income funds that might benefit more directly from the lower short-term interest rate environment. As a result, share prices for four of the five Portfolios declined, and all five Portfolios continued to trade at a discount (share price below NAV).

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE YEAR ENDED MARCH 31, 2002?
While investing the proceeds from sales and bond calls over the past twelve months, we focused on identifying attractive bonds with the potential to support the Portfolios' long-term dividend-payment capabilities, enhance total return potential, and add value and diversification. In the national Portfolios, the healthcare sector, which has benefited from stabilizing finances, performed well. This sector remains an important strategic selection for us, providing the potential for attractive income as well as competitive total returns. We also emphasized economically sensitive sectors that we believed were poised for strong performance, such as transportation. In general, we looked for bonds that offered the best value in the 15-year to 18-year maturity range. In NXC and NXN, we found value in bonds with maturities of 25 years and at least 9 years of call protection that were trading at par or slight premiums in order to help sustain these Portfolios' cashflow.

In view of recent world events, maintaining strong credit quality also remained a primary area of emphasis. All three of the national Portfolios continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 59% to 66% as of March 31, 2002. As part of changes recently instituted in NXC and NXN, we have added a small number of noninsured AA and A bonds - 6% in NXC and 3% in NXN - to these two Portfolios. The balance of these Portfolios' assets remain invested in insured and/or U.S. guaranteed securities, giving them extremely high credit quality.

All five of the Select Portfolios mark their ten-year anniversaries in 2002 and have now entered the phase of their life cycles normally associated with increased call exposure. Potential calls for the remainder of 2002 range from 39% of NXN's portfolio to 65% in NXC. While NXR will continue to see a higher level of potential calls (13%) in 2003, the call exposure of the other four Portfolios drops off significantly next year (4%-8%). The number of actual calls experienced by the Portfolios will depend largely on market interest rates over the next 21 months. Our general approach has been to wait and see if the bonds will be called and then reinvest proceeds in bonds that can extend call protection and improve structure, ultimately trying to bring durations more in line with the benchmark averages.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN SELECT PORTFOLIOS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. The U.S. economy appears headed for a recovery, but one that we think will be characterized by a moderate rate of growth, with inflation and interest rates remaining low over the near term. Nationally, we believe new municipal supply should continue to be strong, and we expect issuance in California and New York to increase over 2001's high levels, as these states deal with budget deficits and the continued need to provide essential services. Given the current environment, we anticipate that much of 2002's issuance will be insured. We expect demand for tax-exempt municipal bonds to remain robust, as investors keep an eye on continued stock market fluctuations and look for ways to rebalance their portfolios and reduce risk.

The Nuveen Select Portfolios are specialized municipal bond investments that have in the past offered relatively modest amounts of active management and specific termination dates. Shareholders will vote this summer on provisions that would eliminate the termination dates and allow more dynamic, on-going management options. We expect that these changes (if approved) will help maintain portfolio integrity as we work past the Portfolios' 10-year marks and allow greater flexibility in making the normal portfolio adjustments necessitated by the increased call exposure associated with this period. In the meantime, the Portfolios are performing as expected and in line with their current management style.

Over the next twelve months, we will be looking to extend the Portfolios' effective durations while remaining focused on strategies that add value for our shareholders, provide support for dividends and total returns, and fully utilize Nuveen's experience and research expertise to adjust to changes in market conditions. Increased issuance, especially in California and New York, could provide greater selection and opportunities to enhance the Portfolios' yields and call protection. Overall, we believe the Nuveen Select Portfolios represent an important element of investors' long-range financial programs, providing dependable tax-free income as well as balance, diversification, and quality.

  NXP


Nuveen Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

AAA/U.S. Guaranteed                 52%
AA                                  14%
A                                   23%
BBB                                 9%
NR                                  2%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $13.85
-----------------------------------------------------
Net Asset Value                             $14.67
-----------------------------------------------------
Market Yield                                 6.15%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.79%
-----------------------------------------------------
Fund Net Assets ($000)                    $240,275
-----------------------------------------------------
Average Effective Maturity (Years)           10.31
-----------------------------------------------------
Average Duration                              4.22
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 3/92)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         1.54%         3.41%
-----------------------------------------------------
5-Year                         4.80%         5.37%
-----------------------------------------------------
10-Year                        5.38%         6.74%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
U.S. Guaranteed                                36%
-----------------------------------------------------
Transportation                                 13%
-----------------------------------------------------
Tax Obligation/Limited                         13%
-----------------------------------------------------
Healthcare                                     12%
-----------------------------------------------------
Tax Obligation/General                         10%
-----------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.073
May               0.073
Jun               0.073
Jul               0.073
Aug               0.073
Sep               0.071
Oct               0.071
Nov               0.071
Dec               0.071
Jan               0.071
Feb               0.071
Mar               0.071



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.95
                  14.66
                  14.87
                  14.93
                  14.97
                  14.86
                  14.85
                  14.7
                  15
                  14.92
                  14.75
                  14.91
                  15.04
                  14.95
                  14.88
                  14.91
                  14.75
                  14.84
                  15.09
                  14.95
                  15.05
                  15.12
                  15.14
                  15.12
                  14.08
                  14.35
                  14.7
                  14.2
                  14.04
                  14.2
                  14.3
                  14.32
                  14.1
                  14.02
                  14.1
                  13.52
                  13.55
                  13.63
                  13.8
                  14.05
                  14
                  14.17
                  14.1
                  14.3
                  14.38
                  14.32
                  14.4
                  14.28
                  14.34
                  14.09
                  13.88
3/31/02           13.85


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0230 per share.

  NXQ


Nuveen Select Tax-Free Income Portfolio 2

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

AAA/U.S. Guaranteed         46%
AA                          18%
A                           23%
BBB                         11%
NR                          2%




PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $13.66
------------------------------------------------------
Net Asset Value                             $14.53
------------------------------------------------------
Market Yield                                 6.11%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.73%
------------------------------------------------------
Fund Net Assets ($000)                    $255,887
------------------------------------------------------
Average Effective Maturity (Years)           11.48
------------------------------------------------------
Average Duration                              3.44
------------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 5/92)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------
1-Year                         2.57%         3.41%
------------------------------------------------------
5-Year                         5.40%         5.33%
------------------------------------------------------
Since Inception                5.12%         6.27%
------------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
U.S. Guaranteed                                39%
------------------------------------------------------
Healthcare                                     14%
------------------------------------------------------
Transportation                                 12%
------------------------------------------------------
Housing/Multifamily                            11%
------------------------------------------------------
Tax Obligation/Limited                          7%
------------------------------------------------------



[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.071
May               0.071
Jun               0.071
Jul               0.071
Aug               0.071
Sep               0.0695
Oct               0.0695
Nov               0.0695
Dec               0.0695
Jan               0.0695
Feb               0.0695
Mar               0.0695



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.95
                  14.66
                  14.87
                  14.93
                  14.97
                  14.86
                  14.85
                  14.7
                  15
                  14.92
                  14.75
                  14.91
                  15.04
                  14.95
                  14.88
                  14.91
                  14.75
                  14.84
                  15.09
                  14.95
                  15.05
                  15.12
                  15.14
                  15.12
                  14.08
                  14.35
                  14.7
                  14.2
                  14.04
                  14.2
                  14.3
                  14.32
                  14.1
                  14.02
                  14.1
                  13.52
                  13.55
                  13.63
                  13.8
                  14.05
                  14
                  14.17
                  14.1
                  14.3
                  14.38
                  14.32
                  14.4
                  14.28
                  14.34
                  14.09
                  13.88
3/31/02           13.85


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0169 per share.

  NXR


Nuveen Select Tax-Free Income Portfolio 3

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

AAA/U.S. Guaranteed         38%
AA                          21%
A                           27%
BBB                         11%
NR                           3%




PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $13.42
-----------------------------------------------------
Net Asset Value                             $14.26
-----------------------------------------------------
Market Yield                                 5.95%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.50%
-----------------------------------------------------
Fund Net Assets ($000)                    $184,837
-----------------------------------------------------
Average Effective Maturity (Years)           10.99
-----------------------------------------------------
Average Duration                              3.03
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 7/92)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         3.84%         3.70%
-----------------------------------------------------
5-Year                         6.25%         5.59%
-----------------------------------------------------
Since Inception                4.80%         5.87%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
U.S. Guaranteed                                35%
-----------------------------------------------------
Transportation                                 15%
-----------------------------------------------------
Utilities                                      12%
-----------------------------------------------------
Healthcare                                     10%
-----------------------------------------------------
Housing/Multifamily                            10%
-----------------------------------------------------




[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share

Apr              $0.0665
May               0.0665
Jun               0.0665
Jul               0.0665
Aug               0.0665
Sep               0.0665
Oct               0.0665
Nov               0.0665
Dec               0.0665
Jan               0.0665
Feb               0.0665
Mar               0.0665



[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.34
                  14.1
                  14.25
                  14.25
                  14.45
                  14.48
                  14.39
                  14.05
                  14.45
                  14.45
                  14.35
                  14.44
                  14.64
                  14.64
                  14.36
                  14.24
                  14.21
                  14.4
                  14.49
                  14.59
                  14.68
                  14.6
                  14.59
                  14.64
                  13.69
                  14.05
                  14.45
                  14
                  13.94
                  14.08
                  14.13
                  14.19
                  13.86
                  13.86
                  13.9
                  13.43
                  13.72
                  13.2
                  13.51
                  13.67
                  13.69
                  13.84
                  13.73
                  14
                  14.04
                  13.78
                  13.75
                  13.78
                  13.74
                  13.6
                  13.35
3/31/02           13.66


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%.

  NXC


Nuveen California Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of March 31, 2002


[PIE CHART DATA]:

AAA/U.S. Guaranteed                94%
A                                   6%




PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $14.25
-----------------------------------------------------
Net Asset Value                             $14.44
-----------------------------------------------------
Market Yield                                 5.39%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.70%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.49%
-----------------------------------------------------
Fund Net Assets ($000)                     $90,346
-----------------------------------------------------
Average Effective Maturity (Years)           10.09
-----------------------------------------------------
Average Duration                              2.97
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 6/92)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         7.95%         3.03%
-----------------------------------------------------
5-Year                         6.17%         5.39%
-----------------------------------------------------
Since Inception                5.07%         5.76%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
U.S. Guaranteed                                35%
-----------------------------------------------------
Transportation                                 15%
-----------------------------------------------------
Tax Obligation/Limited                         13%
-----------------------------------------------------
Healthcare                                     11%
-----------------------------------------------------
Tax Obligation/General                         11%
-----------------------------------------------------




[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share2

Apr              $0.064
May               0.064
Jun               0.064
Jul               0.064
Aug               0.064
Sep               0.064
Oct               0.064
Nov               0.064
Dec               0.064
Jan               0.064
Feb               0.064
Mar               0.064




[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $13.95
                  13.88
                  13.79
                  13.7
                  14.01
                  14.35
                  14.39
                  14.35
                  14.27
                  14.35
                  14.27
                  14.18
                  14.4
                  14.5
                  14.36
                  14.24
                  14.23
                  14.34
                  14.44
                  14.56
                  14.66
                  14.71
                  14.73
                  14.78
                  13.9
                  14.19
                  14.62
                  14.62
                  14.44
                  14.39
                  14.73
                  14.69
                  14.82
                  14.79
                  14.86
                  14.89
                  14.83
                  14.66
                  14.54
                  14.62
                  14.91
                  14.83
                  14.84
                  14.91
                  14.95
                  14.79
                  15
                  14.83
                  14.8
                  14.66
                  14.18
3/31/02           14.25


Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0240 per share.

  NXN


Nuveen New York Select Tax-Free Income Portfolio

Performance
   OVERVIEW As of March 31, 2002



[PIE CHART DATA]:

AAA/U.S. Guaranteed                97%
AA                                  3%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $13.76
-----------------------------------------------------
Net Asset Value                             $14.17
-----------------------------------------------------
Market Yield                                 5.23%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.47%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.05%
-----------------------------------------------------
Fund Net Assets ($000)                     $55,362
-----------------------------------------------------
Average Effective Maturity (Years)           12.40
-----------------------------------------------------
Average Duration                              4.00
-----------------------------------------------------


ANNUALIZED TOTAL RETURN (Inception 6/92)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         3.17%         2.75%
-----------------------------------------------------
5-Year                         6.19%         5.24%
-----------------------------------------------------
Since Inception                4.68%         5.42%
-----------------------------------------------------


TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
U.S. Guaranteed                                36%
-----------------------------------------------------
Education and Civic Organizations              19%
-----------------------------------------------------
Water and Sewer                                13%
-----------------------------------------------------
Healthcare                                      6%
-----------------------------------------------------
Tax Obligation/General                          5%
-----------------------------------------------------




[BAR CHART DATA]:

2001-2002 Monthly Tax-Free Dividends Per Share

Apr              $0.063
May               0.063
Jun               0.063
Jul               0.063
Aug               0.063
Sep               0.06
Oct               0.06
Nov               0.06
Dec               0.06
Jan               0.06
Feb               0.06
Mar               0.06




[LINE CHART DATA]:

Share Price Performance
Weekly Closing Price

4/1/01           $14.02
                  14.15
                  14.2
                  14.05
                  14.2
                  13.95
                  13.9
                  13.9
                  13.98
                  14.13
                  14.05
                  14.2
                  14.22
                  14.3
                  14.42
                  14.15
                  14.3
                  14.35
                  14.25
                  14.4
                  14.37
                  14.46
                  14.34
                  14.31
                  13.28
                  13.75
                  14.05
                  13.96
                  13.82
                  13.85
                  13.98
                  14.09
                  14.1
                  14.07
                  14.21
                  14.01
                  13.95
                  13.75
                  13.92
                  14
                  14.11
                  13.95
                  14.02
                  14.15
                  14.24
                  14.27
                  14.32
                  14.16
                  14.04
                  13.97
                  13.77
3/31/02           13.76


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35%.

THE NUVEEN
INVESTOR


V1


[photo of boys walking]

Bond surveillance - a HIGH PRIORITY at NUVEEN
The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.

HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?
We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.

HOW DO YOU CONDUCT YOUR RESEARCH?
We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.

IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?
Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.

HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?
We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.

HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?
We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.



(continued on page 11)



     Volume one 2002
------------------------------------------------
 9   Bond Surveillance -
     A High Priority at Nuveen

10   Is it Time to Rethink
     Your Bond Strategy?

11   Many Investors Continue
     to Find Solutions with Professional Advice

12   Fund Reports
     Available Online

12   ETFConnect:
     The Source for All Exchange-Traded Funds

     (C)2002 Nuveen Investments.
      All rights reserved.



[LOGO NUVEEN Investments]

V1


IS IT time to rethink
YOUR BOND STRATEGY?
Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.

TAX BRACKET CHANGES
The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.

RETIREMENT PLANS CHANGE
Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.

RISK TOLERANCE CHANGES
The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.

PORTFOLIO CHANGES
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.

No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.



[photos of bridge to lighthouse and toddlers playing]



The Nuveen Investor Vol 02.1 NUVEEN Investments

V1


[photo of woman with daughter]


MANY INVESTORS CONTINUE
to find solutions with
PROFESSIONAL ADVICE
For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...

o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.

*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.


--------------------------------------------------------------------------------
(continued from page 9)


HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?
We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.

HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?
We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.

WILL RESEARCH AND SURVEILLANCE CHANGE IN LIGHT OF PROBLEMS WITH ENRON
SECURITIES?
Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.



The Nuveen Investor Vol 02.1 NUVEEN Investments

LOOK AHEAD...

FUND REPORTS
available
ONLINE
Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.

If you receive statements from a brokerage firm or financial advisor, go to WWW.INVESTORDELIVERY.COM. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.


[picture of InvestorDelivery.com website]


If you receive statements directly from Nuveen, go to WWW.NUVEEN.COM. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.


[picture of nuveen.com website]


After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.

The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.


ETFCONNECT:
THE source for all
EXCHANGE-TRADED FUNDS
Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out WWW.ETFCONNECT.COM.


[picture of etfconnect.com website]


The Nuveen Investor Vol 02.1  NUVEEN Investments

Nuveen Select Portfolios
(NXP, NXQ, NXR, NXC, NXN)

Trustees
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.




                                                        YEAR FIRST            PRINCIPAL OCCUPATION(S)           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                 POSITION(S) HELD        ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS     IN FUND COMPLEX
AND ADDRESS                     WITH THE FUND           AND TERM OF OFFICE    DURING PAST 5 YEARS               OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)     Chairman of the         1996              Chairman and Director (since July 1996) of The         129
3/28/1949                       Board, President        Term              John Nuveen Company and Nuveen Investments; prior
333 W. Wacker Drive             and Trustee             Indefinite (2)    thereto, Executive Vice President and Director
Chicago, IL 60606                                                         of The John Nuveen Company and Nuveen Investments;
                                                                          Director (since 1992) and Chairman (since 1996)
                                                                          of Nuveen Advisory Corp. and Nuveen Institutional
                                                                          Advisory Corp.; Chairman and Director (since January
                                                                          1997) of Nuveen Asset Management, Inc.; Director
                                                                          (since 1996) of Institutional Capital Corporation;
                                                                          Chairman and Director(since 1999) of Rittenhouse
                                                                          Financial Services Inc.; Chief Executive Officer
                                                                          (since September 1999) of Nuveen Senior Loan Asset
                                                                          Management Inc.


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
JAMES E. BACON                  Trustee                 1992              Treasurer (1997-present), Cathedral of St. John         17
2/27/1931                                               Term              the Devine (New York City); formerly (1992-1999),
333 W. Wacker Drive                                     Indefinite (2)    Director of Lone Star Industries, Inc.; previously,
Chicago, IL 60606                                                         Director and Executive Vice President of U.S. Trust
                                                                          Corporation and Trustee of United States Trust
                                                                          Company of New York.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. BENNETT              Trustee                 2001              Private Investor; previously, President and Chief       17
10/16/1946                                              Term              Executive Officer, Draper & Kramer, Inc. (September
333 W. Wacker Drive                                     Indefinite (2)    1995 - August 1998).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
JACK B. EVANS                   Trustee                 1999              President, The Hall-Perrine Foundation, a private       17
10/22/1948                                              Term              philanthropic corporation (since 1996); Director,
333 W. Wacker Drive                                     Indefinite (2)    Federal Reserve Bank of Chicago; Director, Alliant
Chicago, IL 60606                                                         Energy; Director and Vice Chairman United
                                                                          Fire & Casualty Company; formerly President and
                                                                          Chief Operating Officer, SCI Financial Group, Inc.,
                                                                          a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM L. KISSICK              Trustee                 1992             Emeritus Professor, School of Medicine and the           17
7/29/1932                                               Term             Wharton School of Management and former
333 W. Wacker Drive                                     Indefinite (2)   Chairman, Leonard Davis Institute of Health Economics,
Chicago, IL 60606                                                        University of Pennsylvania; Adjunct Professor,
                                                                         Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS E. LEAFSTRAND            Trustee                 1992             Retired; previously, Vice President in charge of         17
11/11/1931                                              Term             Municipal Underwriting and Dealer Sales at The
333 W. Wacker Drive                                     Indefinite (2)   Northern Trust Company.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SHEILA W. WELLINGTON            Trustee                 1994             President (since 1993) of Catalyst (a not-for-profit     17
2/24/1932                                               Term             organization focusing on women's leadership
333 W. Wacker Drive                                     Indefinite (2)   development in business and the professions).
Chicago, IL 60606




13



Nuveen Select Portfolios
(NXP, NXQ, NXR, NXC, NXN)

Trustees
       AND OFFICERS (CONTINUED)


                                                        YEAR FIRST            PRINCIPAL OCCUPATION(S)           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                 POSITION(S) HELD        ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS     IN FUND COMPLEX
AND ADDRESS                     WITH THE FUND           AND TERM OF OFFICE    DURING PAST 5 YEARS               OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON              Vice President         2002              Vice President (since January 2002), formerly,         129
2/3/1966                                                                  Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                                       Associate of Nuveen Investments.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN                 Vice President          2002              Vice President (since January 2002), formerly,         127
11/10/1966                                                                Assistant Vice President, of Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO               Vice President and      1999             Vice President of Nuveen Investments (since January     129
11/28/1967                      Treasurer                                1999), prior thereto, Assistant Vice President (from
333 W. Wacker Drive                                                      January 1997); formerly, Associate of Nuveen
Chicago, IL 60606                                                        Investments; Vice President and Treasurer (since
                                                                         September 1999) of Nuveen Senior Loan Asset
                                                                         Management Inc.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. DAVERN               Vice President          1997             Vice President of Nuveen Advisory Corp.                 127
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO                Vice President          2001             Vice President of Nuveen Advisory Corp. (since          129
9/8/1954                                                                 August 2001); previously, Vice President of Van Kampen
333 W. Wacker Drive                                                      Investment Advisory Corp. (since 1998); prior thereto,
Chicago, IL 60606                                                        Assistant Vice President of Van Kampen Investment
                                                                         Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER              Vice President          2002             Vice President (since January 2002), formerly           129
9/24/1964                                                                Assistant Vice President and Assistant General
333 W. Wacker Drive                                                      Counsel (since May 1998) of Nuveen Investments;
Chicago, IL 60606                                                        Assistant Vice President and Assistant Secretary
                                                                         (since 1998) of Nuveen Advisory Corp. and Nuveen
                                                                         Institutional Advisory Corp.; prior thereto, Associate
                                                                         at the law firm D`Ancona Partners LLC

------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON               Vice President          1998             Vice President of Nuveen Investments; Vice President    129
10/24/1945                                                               (since January 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                                      Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD           Vice President          1995             Managing Director of Nuveen Advisory Corp. and          127
3/2/1964                                                                 Nuveen Institutional Advisory Corp. (since February
333 W. Wacker Drive                                                      2001); prior thereto, Vice President of Nuveen
Chicago, IL 60606                                                        Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY                  Vice President and      1998             Vice President of Nuveen Investments and (since May     129
5/31/1954                       Controller                               1998) The John Nuveen Company; Vice President (since
333 W. Wacker Drive                                                      September 1999) of Nuveen Senior Loan Asset
Chicago, IL 60606                                                        Management Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL               Vice President          1992             Vice President of Nuveen Advisory Corp.;                127
7/5/1955                                                                 Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606



14


                                                        YEAR FIRST            PRINCIPAL OCCUPATION(S)           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                 POSITION(S) HELD        ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS     IN FUND COMPLEX
AND ADDRESS                     WITH THE FUND           AND TERM OF OFFICE    DURING PAST 5 YEARS               OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER                Vice President          1997             Vice President of Nuveen Institutional Advisory Corp.   127
3/26/1963                                                                (since March 1998) and Nuveen Advisory Corp.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA                 Vice President          1990             Vice President of Nuveen Advisory Corp.                 127
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB                   Vice President          2000             Vice President (since March 2000) of Nuveen             129
3/22/1963                                                                Investments, previously Assistant Vice President
333 W. Wacker Drive                                                      (since January 1999); prior thereto, Associate of
Chicago, IL 60606                                                        Nuveen Investments; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN                 Vice President and      1992             Vice President, Assistant Secretary and Assistant       129
7/27/1951                       Assistant Secretary                      General Counsel of Nuveen Investments;
333 W. Wacker Drive                                                      Vice President and Assistant Secretary of
Chicago, IL 60606                                                        Nuveen Advisory Corp. and Nuveen Institutional
                                                                         Advisory Corp.; Vice President and Assistant
                                                                         Secretary of The John Nuveen Company and
                                                                         Nuveen Asset Management, Inc.; Vice President
                                                                         and Assistant Secretary (since September 1999)
                                                                         of Nuveen Senior Loan Asset Management Inc.

------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV             Vice President          1996             Managing Director (since September 1997), previously    129
7/7/1965                                                                 Vice President of Nuveen Advisory Corp. and Nuveen
333 W. Wacker Drive                                                      Institutional Advisory Corp.; Chartered
Chicago, IL 60606                                                        Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY         Vice President          2002             Vice President (since January 2002), formerly,          127
9/4/1960                                                                 Assistant Vice President (1998), of Nuveen
333 W. Wacker Drive                                                      Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING, JR.         Vice President          1982             Vice President of Nuveen Advisory Corp. and             127
7/31/1951                                                                Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                                      Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN            Vice President and      1992             Managing Director (since January 2002; formerly         129
9/9/1956                        Secretary                                Vice President), Assistant Secretary and Associate
333 W. Wacker Drive                                                      General Counsel, formerly Assistant General Counsel,
Chicago, IL 60606                                                        of Nuveen Investments; Managing Director (since
                                                                         January 2002; formerly Vice President) and Assistant
                                                                         Secretary of Nuveen Advisory Corp. and Nuveen
                                                                         Institutional Advisory Corp.; Vice President
                                                                         and Assistant Secretary of The John Nuveen
                                                                         Company; Managing Director (since January 2002;
                                                                         formerly Vice President) and Assistant Secretary
                                                                         (since September 1999) of Nuveen Senior Loan
                                                                         Asset Management Inc.; Chartered Financial Analyst.



(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2)  Trustees serve an indefinite term until his/her successor is elected.

(3)  Officers serve one year terms through July of each year.

Report of
      INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
(FORMERLY NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO) NUVEEN NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
(FORMERLY NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO)


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen California Select Tax-Free Income Portfolio, and Nuveen New York Select Tax-Free Income Portfolio as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian and brokers or other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen California Select Tax-Free Income Portfolio, and Nuveen New York Select Tax-Free Income Portfolio at March 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Chicago, Illinois
May 8, 2002


                  Nuveen Select Tax-Free Income Portfolio (NXP)

                     Portfolio of INVESTMENTS March 31, 2002



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$         485   Alabama Housing Finance Authority, Single Family Mortgage                 4/04 at 102.00         Aaa   $     506,849
                 Revenue Bonds (Collateralized Home Mortgage Revenue
                 Bond Program), 1994 Series A-1, 6.550%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.5%

        4,750   State Public Works Board of the State of California, Community            3/04 at 102.00         Aaa       5,225,950
                 Colleges Lease Revenue Bonds (Various Community College
                 Projects), 1994 Series B, 7.000%, 3/01/14
                 (Pre-refunded to 3/01/04)

        3,000   State Public Works Board of the State of California, Department          11/04 at 102.00         Aaa       3,366,540
                 of Corrections Lease Revenue Bonds (California State Prison,
                 Monterey County (Soledad II)), 1994 Series A, 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

        4,905   California Statewide Communities Development Authority,                   8/02 at 102.00       A3***       5,067,944
                 Hospital Revenue Certificates of Participation (Cedars-Sinai
                 Medical Center), Series 1992, 6.500%, 8/01/15
                 (Pre-refunded to 8/01/02)

        2,000   Los Angeles County Metropolitan Transportation Authority,                 7/03 at 102.00         AAA       2,041,500
                 California, Proposition A Sales Tax Revenue Refunding
                 Bonds, Series 1993-A, 5.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.5%

                Colorado Housing and Finance Authority, Single Family Program
                Senior Revenue Bonds, Series 1992A-1:
        1,910    6.800%, 11/01/12 (Pre-refunded to 5/01/02)                               5/02 at 102.00         AA+       1,945,106
          535    6.875%, 11/01/16 (Pre-refunded to 5/01/02)                               5/02 at 102.00         AA+         544,560

        5,000   City and County of Denver, Colorado, Airport System Revenue              11/11 at 100.00         AAA       5,129,700
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17
                 (Alternative Minimum Tax)

       10,750   City and County of Denver, Colorado, Airport System Revenue                 No Opt. Call           A      12,709,080
                 Bonds, Series 1991D, 7.750%, 11/15/13
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.4%

        1,000   District of Columbia, Hospital Revenue Refunding Bonds,                   8/06 at 102.00         AAA       1,069,420
                 Medlantic Healthcare Group, Inc. Issue, Series 1996A,
                 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.1%

          250   Escambia County, Florida, Pollution Control Revenue Bonds                12/03 at 102.00         BBB         242,650
                 (Champion International Corporation Project), Series 1993,
                 5.875%, 6/01/22 (Alternative Minimum Tax)

        7,000   State of Florida Board of Education, Public Education Capital             6/02 at 101.00         AAA       7,129,080
                 Outlay Bonds, Series 1991-C, 6.625%, 6/01/22
                 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,330   State of Hawaii, Certificates of Participation (Kapolei State            11/08 at 101.00         AAA       1,298,958
                 Office Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.7%

        2,000   Central Lake County Joint Action Water Agency, Illinois, Interim          5/03 at 102.00         AAA       2,002,720
                 Water Revenue Bonds, Series 1993, 5.375%, 5/01/20

                City of Chicago Heights, Illinois, General Obligation Corporate
                Purpose Bonds, Series 1993:
        3,820    5.650%, 12/01/15                                                        12/08 at 100.00         AAA       3,973,449
        2,600    5.650%, 12/01/17                                                        12/08 at 100.00         AAA       2,685,020

        2,500   City of Chicago, Illinois, Chicago O'Hare International Airport,            No Opt. Call         N/R       1,531,350
                 Special Facility Revenue Refunding Bonds (United Air Lines
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        7,000   Cook County, Illinois, General Obligation Bonds, Series 1992A,           11/02 at 102.00         AAA       7,345,310
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        1,000   Illinois Educational Facilities Authority, Revenue Bonds                  5/08 at 101.00           A         975,410
                 (Midwestern University), Series 1998B, 5.500%, 5/15/18




17



            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)

                     Portfolio of INVESTMENTS March 31, 2002



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,000   Illinois Educational Facilities Authority, Revenue Refunding              7/03 at 102.00         AAA   $   3,195,450
                 Bonds (Loyola University of Chicago), Series 1989-A,
                 6.100%, 7/01/15 (Pre-refunded to 7/01/03)

        2,365   Illinois Health Facilities Authority, Revenue and Revenue                   No Opt. Call      N/R***       2,584,756
                 Refunding Bonds (Evangelical Hospitals Corporation),
                 Series 1992B, 6.500%, 4/15/09

        3,850   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush           5/02 at 102.00         Aaa       3,953,988
                 Lincoln Health Center), Series 1992, 7.250%, 5/15/22
                 (Pre-refunded to 5/15/02)

        1,320   Illinois Health Facilities Authority, Revenue Bonds (Decatur             10/11 at 100.00           A       1,309,004
                 Memorial Hospital), Series 2001, 5.600%, 10/01/16

          800   Illinois Housing Development Authority, Homeowner Mortgage                2/10 at 100.00          AA         824,336
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        1,500   Illinois Housing Development Authority, Homeowner Mortgage                7/10 at 100.00          AA       1,547,565
                 Revenue Bonds, Series 1999-G1, 5.700%, 8/01/17

        2,000   State of Illinois, General Obligation Bonds, Series 1994,                 8/04 at 102.00          AA       2,113,360
                 5.875%, 8/01/14

        2,200   Metropolitan Pier and Exposition Authority, Illinois, McCormick             No Opt. Call         AAA         953,744
                 Place Expansion Project Bonds, Series 1992A, 0.000%, 6/15/17

        2,500   Regional Transportation Authority, Cook, DuPage, Kane, Lake,              6/03 at 102.00         AAA       2,648,775
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.3%

        5,000   Duneland School Building Corporation, Indiana, First Mortgage             2/09 at 101.00         AAA       4,925,050
                 Bonds, Series 1999 Refunding, 5.125%, 2/01/18

        3,000   Indiana Bond Bank, Special Hospital Program Revenue Bonds                 4/02 at 102.00          A+       3,069,930
                 (Hendricks Community Hospital Financing Program),
                 Series 1992A, 7.125%, 4/01/13


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.7%

        4,030   City of Wichita, Kansas, Revenue Bonds (CSJ Health System                 5/02 at 102.00       A+***       4,104,716
                 of Wichita, Inc.), Series 1985 XXV (Remarketed),
                 7.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.0%

        1,100   Jefferson County, Kentucky, Health System Revenue Bonds                  10/08 at 101.00         AAA       1,106,776
                 (Alliant Health System, Inc.), Series 1998, 5.125%, 10/01/18

        3,230   Lexington-Fayette Urban County Government, Kentucky,                     11/04 at 102.00         AAA       3,585,332
                 Governmental Project Revenue Bonds (University of
                 Kentucky Alumni Association, Inc. Commonwealth Library
                 Project), Series 1994, 6.750%, 11/01/15
                 (Pre-refunded to 11/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.6%

          875   Maine Educational Loan Authority, Educational Loan Revenue               12/02 at 102.00           A         900,375
                 Bonds (Supplemental Educational Loan Program), Series
                 1992A-2, 7.150%, 12/01/16 (Alternative Minimum Tax)

                Maine Educational Loan Authority, Educational Loan Revenue Bonds
                (Supplemental Educational Loan Program), Series 1992A-1:
        1,390    6.800%, 12/01/07 (Alternative Minimum Tax)                              12/02 at 102.00         Aaa       1,432,937
        1,575    7.000%, 12/01/16 (Alternative Minimum Tax)                              12/02 at 102.00         Aaa       1,619,683


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.1%

          500   Massachusetts Health and Educational Facilities Authority,                7/11 at 101.00         AA-         518,755
                 Revenue Bonds, Partners Healthcare System Issue,
                 Series C, 6.000%, 7/01/17

        2,000   Plymouth County, Massachusetts, Certificates of Participation            10/02 at 102.00         Aaa       2,092,180
                 (Plymouth County Correctional Facility), Series A, 7.000%,
                 4/01/22 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.3%

        1,000   Michigan Hospital Finance Authority, Hospital Revenue Bonds               8/08 at 101.00        BBB-         835,110
                 (The Detroit Medical Center Obligated Group),
                 Series 1998A, 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.5%

        1,120   Minnesota Housing Finance Agency, Single Family Mortgage                  7/08 at 101.00         AA+       1,122,666
                 Revenue Bonds, Series 1995A, 5.200%, 1/01/17




18


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6%

$       3,600   Calhoun County, Mississippi, Solid Waste Disposal Revenue                 4/07 at 103.00         BBB   $   3,842,712
                 Bonds (Weyerhauser Company Project), Series 1992,
                 6.875%, 4/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.4%

        6,025   Director of the State of Nevada, Department of Business and               1/10 at 100.00         AAA       5,844,612
                 Industry, Revenue Bonds (Las Vegas Monorail Project),
                 1st Tier Series 2000, 5.375%, 1/01/40


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.8%

        1,800   New Hampshire Housing Finance Authority, Single Family                    5/11 at 100.00         Aa2       1,804,968
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%,
                 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.5%

        7,250   Metropolitan Transportation Authority, New York, Commuter                 7/02 at 101.00          A3       7,421,970
                 Facilities 1987 Service Contract Bonds, Series 5,
                 7.000%, 7/01/12

        3,000   Metropolitan Transportation Authority, New York, Transit                  7/02 at 100.00         AA-       3,030,060
                 Facilities Service Contract Bonds, Series N, 6.000%, 7/01/11

                City of New York, New York, General Obligation Bonds, Fiscal
                1995 Series A:
          305    6.250%, 8/01/10 (Pre-refunded to 8/01/04)                                8/04 at 101.50         Aaa         332,941
        4,865    6.250%, 8/01/10                                                          8/04 at 101.50           A       5,247,438

        4,465   New York State Dormitory Authority, State University Educational          5/02 at 102.00         AAA       4,585,778
                 Facilities Revenue Bonds, Series 1991A, 7.250%, 5/15/18
                 (Pre-refunded to 5/15/02)

        1,600   New York State Dormitory Authority, Revenue Bonds (Mount                  7/10 at 101.00         BBB       1,706,928
                 Sinai New York University Health Obligated Group),
                 Series 2000A, 6.500%, 7/01/17

          435   New York State Medical Care Facilities Finance Agency,                    8/02 at 102.00         AA-         445,375
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1991 Series D, 7.400%, 2/15/18


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,755   Ohio Housing Finance Agency, Residential Mortgage Revenue                 9/07 at 102.00         Aaa       2,854,015
                 Bonds, Series 1997A (Remarketed), 6.050%,
                 9/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.1%

                Pennsylvania Higher Educational Facilities Authority, Revenue
                Bonds (Thomas Jefferson University), 1992 Series A:
        1,750    6.625%, 8/15/09 (Pre-refunded to 8/15/02)                                8/02 at 102.00       A1***       1,815,993
          750    6.625%, 8/15/09                                                          8/02 at 102.00         AAA         777,570


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 6.4%

       10,000   Greenville County School District, South Carolina, Installment           12/12 at 101.00         AA-      10,342,800
                 Purchase Revenue Bonds, Series 2002, 5.875%,
                 12/01/19 (DD, settling 4/01/02)

        5,000   South Carolina Housing Finance and Development Authority,                 5/02 at 102.00         Aaa       5,109,650
                 Multifamily Housing Revenue Bonds, 1992 Series A,
                 6.875%, 11/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.4%

        5,750   Memphis-Shelby County Airport Authority, Tennessee, Airport               7/03 at 102.00         BBB       5,720,560
                 Special Facilities and Project Revenue Bonds (Federal
                 Express Corporation), Series 1993, 6.200%, 7/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 13.7%

        6,150   Dallas Independent School District, Dallas County, Texas,                 2/12 at 100.00         AAA       6,124,908
                 General Obligation Bonds, Series 2002 Refunding,
                 5.250%, 2/15/20 (WI, settling 4/04/02)

        9,825   Harris County Health Facilities Development Corporation, Texas,           6/02 at 102.00       A3***      10,199,725
                 Hospital Revenue Bonds (Memorial Hospital System Project),
                 Series 1992, 7.125%, 6/01/15 (Pre-refunded to 6/01/02)

        3,500   Irving Independent School District, Dallas County, Texas,                 2/12 at 100.00         AAA       3,255,175
                 General Obligation Bonds, Series 2002A
                 Refunding, 5.000%, 2/15/31

        4,000   Port of Corpus Christi Authority, Nueces County, Texas, Pollution         4/02 at 102.00         BBB       4,088,840
                 Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)






19




            Nuveen Select Tax-Free Income Portfolio (NXP) (continued)

                     Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       4,190   Red River Authority, Texas, Pollution Control Revenue Bonds               4/02 at 102.00         BBB   $   4,282,809
                 (Hoechst Celanese Corporation), Series 1992, 6.875%,
                 4/01/17 (Alternative Minimum Tax)

                City of San Antonio, Texas, Water System Revenue Refunding
                Bonds, Series 1992:
        1,450    6.000%, 5/15/16 (Pre-refunded to 5/15/02)                                5/02 at 100.00         AAA       1,457,932
        2,990    6.000%, 5/15/16 (Pre-refunded to 5/15/02)                                5/02 at 100.00         AAA       3,006,266
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07)                                5/07 at 100.00         AAA         103,458
          465    6.000%, 5/15/16                                                            No Opt. Call         AAA         510,444


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.0%

        2,500   Snohomish County Public Utility District No. 1, Washington,               1/03 at 100.00       A+***       2,589,725
                 Electric System Refunding Revenue Bonds, Series 1991A,
                 7.000%, 1/01/16 (Pre-refunded to 1/01/03)

        5,700   Snohomish County Public Utility District No. 1, Washington,               7/02 at 102.00         Aaa       6,497,772
                 Generation System Revenue Bonds, Series 1989,
                 6.750%, 1/01/12

        3,000   Washington State Healthcare Facilities Authority, Revenue                12/07 at 101.00         AAA       2,933,430
                 Bonds (Catholic Health Initiatives), Series 1997A,
                 5.125%, 12/01/17

        9,750   Washington State Healthcare Facilities Authority, Revenue                10/11 at 100.00         AAA       9,535,793
                 Bonds (Providence Health System), Series 2001A,
                 5.125%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.3%

        1,885   Marshall County, West Virginia, Special Obligation Refunding                No Opt. Call         AAA       2,101,304
                 Bonds, Series 1992, 6.500%, 5/15/10

        1,000   West Virginia Housing Development Fund, Housing Finance                   5/02 at 103.00         AAA       1,030,800
                 Bonds, 1992 Series A, 7.000%, 5/01/24


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        5,000   Wisconsin Housing and Economic Development Authority,                     4/02 at 102.00          AA       5,104,199
                 Housing Revenue Bonds, 1992 Series B, 7.050%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 1.1%

        2,550   Wyoming Community Development Authority, Single Family                    5/02 at 103.00          AA       2,613,877
                 Mortgage Revenue Bonds (Federally Insured or Guaranteed
                 Mortgage Loans), Series 1988-G, 7.200%, 6/01/10
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     229,590   Total Investments (cost $225,211,553) - 98.0%                                                            235,554,911
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                       4,719,981
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 240,274,892
                ====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

(DD) Security purchased on a delayed delivery basis.

(WI) Security purchased on a when-issued basis.

See accompanying notes to financial statements.



20



                 Nuveen Select Tax-Free Income Portfolio 2 (NXQ)

                     Portfolio of INVESTMENTS March 31, 2002

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.8%

$       1,000   City of Fort Smith, Arkansas, Water and Sewer Revenue Bonds,             10/11 at 100.00         AAA   $     974,390
                 Series 2002A Refunding and Construction, 5.000%, 10/01/19

        1,000   Sebastian County, Arkansas, Public Health Facilities Board               11/11 at 101.00          A2         951,210
                 Hospital Revenue Improvement Bonds (Sparks Regional
                 Medical Center), Series 2001A, 5.250%, 11/01/21


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.4%

        3,250   State Public Works Board of the State of California, Community            3/04 at 102.00         Aaa       3,575,650
                 Colleges Lease Revenue Bonds (Various Community College
                 Projects), 1994 Series B, 7.000%, 3/01/14
                 (Pre-refunded to 3/01/04)

        2,000   State Public Works Board of the State of California, The Regents            No Opt. Call         Aa2       2,159,440
                 of the University of California Lease Revenue Refunding Bonds
                 (Various University of California Projects), 1993 Series A,
                 5.500%, 6/01/14

        5,000   State Public Works Board of the State of California, Department          11/04 at 102.00         Aaa       5,610,900
                 of Corrections Lease Revenue Bonds (California State Prison,
                 Monterey County (Soledad II)), 1994 Series A, 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

          500   State Public Works Board of the State of California, Community           12/08 at 101.00           A         506,390
                 Colleges Lease Revenue Refunding Bonds (Various Community
                 College Projects), 1998 Series A, 5.250%, 12/01/16

          500   City of Contra Costa Water District, California, Water Revenue           10/07 at 100.00         AA-         498,660
                 Bonds, Refunding Series 1997H, 5.000%, 10/01/17

          500   Contra Costa County, California, Certificates of Participation           11/07 at 102.00         AAA         513,765
                 (Merrithew Memorial Hospital Replacement Project),
                 Refunding Series 1997, 5.375%, 11/01/17

        1,000   City of Fresno, California, Health Facility Revenue Bonds (Holy          12/03 at 102.00         AAA       1,031,670
                 Cross Health System Corporation),  Series 1993B,
                 5.625%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.9%

        1,940   Colorado Housing and Finance Authority, Single Family                     5/02 at 102.00         AA+       1,983,631
                 Program Senior Bonds, Series 1992A-3, 7.000%, 11/01/24
                 (Alternative Minimum Tax) (Pre-refunded to 5/01/02)

        5,000   City and County of Denver, Colorado, Airport System Revenue              11/11 at 100.00         AAA       5,129,700
                 Refunding Bonds, Series 2001B, 5.625%, 11/15/17
                 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
        2,335    7.250%, 11/15/12 (Alternative Minimum Tax)                              11/02 at 102.00         Aaa       2,454,902
                 (Pre-refunded to 11/15/02)
        9,130    7.250%, 11/15/12 (Alternative Minimum Tax)                              11/02 at 102.00           A       9,481,322

        1,100   University of Colorado Hospital Authority, Hospital Revenue              11/11 at 100.00          A3       1,048,795
                 Bonds, Series 2001A, 5.600%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.1%

        4,600   District of Columbia, Hospital Revenue Refunding Bonds,                   8/02 at 102.00       A3***       4,780,320
                 Washington Hospital Center Medlantic Issue, Series
                 1992A, 7.125%, 8/15/19 (Pre-refunded to 8/15/02)

          500   District of Columbia, Hospital Revenue Refunding Bonds,                   8/06 at 102.00         AAA         534,710
                 Medlantic Healthcare Group, Inc. Issue, Series 1996A,
                 5.750%, 8/15/16

        7,500   Washington, District of Columbia, General Obligation Bonds,               6/02 at 102.00         AAA       7,707,825
                 Series 1992B, 6.300%, 6/01/12 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.3%

        8,180   Hillsborough County, Florida, Environmentally Sensitive Land              7/02 at 102.00       A1***       8,439,470
                 Acquisition and Protection Program Bonds, Series 1992,
                 6.375%, 7/01/11 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        1,100   State of Hawaii, Certificates of Participation (Kapolei State            11/08 at 101.00         AAA       1,074,326
                 Office Building), 1998 Series A, 5.000%, 5/01/17




21



           Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)

                    Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.7%

$       8,420   Chicago Metropolitan Housing Development Corporation, Illinois,           7/02 at 102.00          AA   $   8,615,176
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.800%, 7/01/17

        2,400   City of Chicago, Illinois, Chicago O'Hare International Airport,            No Opt. Call         N/R       1,470,096
                 Special Facility Revenue Refunding Bonds (United Air Lines
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        8,070   Cook County, Illinois, General Obligation Bonds, Series 1992A,           11/02 at 102.00         AAA       8,468,093
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        2,500   Illinois Educational Facilities Authority, Revenue Bonds (Columbia       12/03 at 102.00         BBB       2,475,300
                 College), Series 1993, 6.125%, 12/01/18

                Illinois Educational Facilities Authority, Revenue Refunding Bonds
                (Columbia College), Series 1992:
        2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                             12/04 at 100.00      N/R***       2,856,541
        1,140    6.875%, 12/01/17                                                        12/04 at 100.00         BBB       1,167,850

        3,000   Illinois Health Facilities Authority, Revenue Bonds (Rush-               11/03 at 102.00         AAA       2,935,290
                 Presbyterian-St. Luke's Medical Center Obligated Group),
                 Series 1993, 5.250%, 11/15/20

        1,900   Illinois Housing Development Authority, Homeowner Mortgage                2/10 at 100.00          AA       1,957,798
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1992A:
        2,205    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                6/03 at 102.00         Aaa       2,356,594
           45    6.500%, 6/15/22                                                          6/03 at 102.00         Aa3          46,496

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,              6/03 at 102.00         AAA       5,297,550
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.0%

        2,400   Westfield-Washington South School Building Corporation,                   7/02 at 102.00        A***       2,481,120
                 Indiana, First Mortgage Revenue Bonds, Series 1992,
                 6.500%, 7/15/13 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.6%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                          6/11 at 101.00          A1         878,330
        3,500    5.600%, 6/01/35                                                          6/11 at 101.00          A1       3,118,465


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 5.8%

        3,000   Louisiana Public Facilities Authority, Revenue Bonds (Tulane              7/12 at 100.00         AAA       2,914,110

                University), Series 2002A, 5.125%, 7/01/27 Louisiana Public
                Facilities Authority, Revenue Bonds (Tulane University), Series
                1992:
        2,590    6.625%, 11/15/21 (Pre-refunded to 11/15/02)                             11/02 at 102.00       A+***       2,717,143
        8,835    6.625%, 11/15/21 (Pre-refunded to 11/15/02)                             11/02 at 102.00       A+***       9,268,710


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.4%

        3,000   Massachusetts Health and Educational Facilities, Revenue Bonds,          10/02 at 102.00       A2***       3,134,580
                 Jordan Memorial Hospital Issue, Series 1992C, 6.875%,
                 10/01/22 (Pre-refunded to 10/01/02)

        3,000   Massachusetts Health and Educational Facilities Authority,               10/11 at 101.00        BBB+       2,968,080
                 Revenue Bonds, Berkshire Health System Issue,
                 Series 2001E, 6.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        2,065   City of Billings, Montana, Tax Increment Urban Renewal Bonds,             9/02 at 101.00        Baa3       2,105,990
                  Refunding Series 1992, 7.100%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.2%

          500   Las Vegas Convention and Visitors Authority, Clark County,                7/06 at 101.00         AAA         509,890
                 Nevada, General Obligation Limited Tax Bonds,
                 Series 1996, 5.500%, 7/01/17

       13,250   Director of the State of Nevada, Department of Business and               1/10 at 100.00         AAA      12,853,295
                 Industry, Revenue Bonds (Las Vegas Monorail Project), 1st
                 Tier Series 2000, 5.375%, 1/01/40




22



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.6%

$       3,850   Metropolitan Transportation Authority, New York, Transit                  7/02 at 100.00         AA-   $   3,888,577
                 Facilities Service Contract Bonds, Series N, 6.000%, 7/01/11

        2,700   Dormitory Authority of the State of New York, Revenue Bonds               7/10 at 101.00         BBB       2,880,441
                 (Mount Sinai New York University Health Obligated Group),
                 Series 2000A, 6.500%, 7/01/17

        4,000   Medical Care Facilities Finance Agency of the State of New York,          2/05 at 102.00         AAA       4,475,360
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

        5,000   Triborough Bridge and Tunnel Authority, New York, Convention                No Opt. Call         AA-       5,760,050
                 Center Bonds, Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        1,500   Charlotte-Mecklenburg Hospital Authority (DBA Carolinas                   1/11 at 101.00          AA       1,407,525
                 Healthcare System), North Carolina, Healthcare System
                 Revenue Bonds, Series 2001A, 5.000%, 1/15/31


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.4%

        2,800   Cuyahoga County, Ohio, Hospital Revenue Bonds (Meridia                    8/05 at 102.00         AAA       3,092,488
                 Health System), Series 1995, 6.250%, 8/15/14
                 (Pre-refunded to 8/15/05)

        3,000   Erie County, Ohio, Hospital Improvement and Refunding Revenue             7/02 at 102.00           A       3,059,430
                 Bonds (Firelands Community Hospital Project), Series 1992,
                 6.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.4%
        6,000   Oklahoma City Water Utilities Trust, Oklahoma, Water and                  7/02 at 100.00         AAA       6,065,220
                 Sewer Revenue Bonds, 6.400%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.5%

        1,000   Dauphin County General Authority, Pennsylvania, Health System             2/09 at 101.00         AAA         983,240
                 Revenue Bonds (Pinnacle Health System Project), Series
                 1999, 5.125%, 8/15/17

        6,295   Pennsylvania Intergovernmental Cooperation Authority, Special             6/02 at 100.00         Aaa       6,362,168
                 Tax Revenue Bonds (City of Philadelphia Funding Program),
                 Series 1992, 6.800%, 6/15/22 (Pre-refunded to 6/15/02)

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,          7/11 at 101.00         AAA       1,015,190
                 Airport Revenue Bonds (Philadelphia Airport System Project),
                 Series 2001A, 5.500%, 7/01/17 (Alternative Minimum Tax)

        3,250   Philadelphia School District, Pennsylvania, General Obligation            2/12 at 100.00         AAA       3,260,758
                 Bonds, Series 2002A, 5.500%, 2/01/31


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.2%

        5,500   Rhode Island Depositors Economic Corporation, Special                     8/02 at 102.00         AAA       5,704,985
                 Obligation Bonds, 1992 Series A, 6.900%, 8/01/13
                 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.4%

        4,000   Greenville County School District, South Carolina, Installment           12/12 at 101.00         AA-       4,137,120
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19
                 (DD, settling 4/01/02)

        7,000   Richland County, South Carolina, Solid Waste Disposal Facilities          5/02 at 102.00         BBB       7,154,770
                 Revenue Bonds (Union Camp Corporation Project), Series
                 1992-A, 6.750%, 5/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.7%

        4,235   Tennessee Housing Development Agency, Homeownership                       7/02 at 102.00          AA       4,331,727
                 Program Bonds, Issue WR, 6.800%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.9%

        3,275   Bexar County, Texas, Health Facilities Development Corporation,           8/04 at 102.00         AAA       3,616,157
                 Hospital Revenue Bonds (Baptist Memorial Hospital System
                 Project), Series 1994, 6.900%, 2/15/14
                 (Pre-refunded to 8/15/04)

        4,650   Cleveland Housing Corporation, Texas, Mortgage Revenue                    7/02 at 101.00         AAA       4,701,522
                 Refunding Bonds (FHA-Insured - Section 8), Series 1992-C,
                 7.375%, 7/01/24

        2,500   Harris County Health Facilities Development Corporation, Texas,          10/05 at 102.00         AAA       2,611,875
                 Revenue Refunding Bonds (Children's Hospital Project),
                 Series 1995, 5.500%, 10/01/16

        7,600   Port of Corpus Christi Authority, Nueces County, Texas,                   4/02 at 102.00         BBB       7,768,796
                 Pollution Control Revenue Bonds (Hoechst Celanese
                 Corporation), Series 1992, 6.875%, 4/01/17
                 (Alternative Minimum Tax)

        1,460   Red River Authority, Texas, Pollution Control Revenue Bonds               4/02 at 102.00         BBB       1,492,339
                 (Hoechst Celanese Corporation), Series 1992, 6.875%,
                 4/01/17 (Alternative Minimum Tax)






23


           Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)

                    Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.7%

$       1,655   Ogden City School District Municipal Building Authority,                    No Opt. Call       A3***   $   1,692,188
                 Weber County, Utah, Lease Revenue Bonds (Central Middle
                 School Project), Series 1992, 6.700%, 1/01/12

          105   Utah Housing Finance Agency, Single Family Mortgage Purchase              7/02 at 102.00         Aaa         106,781
                 Refunding Senior Bonds, Series 1992, 6.800%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,
                 1999 Series C, 5.800%, 8/15/16                                           2/09 at 100.00         AAA       3,052,650

        3,600   Vermont Industrial Development Authority, Industrial Development          9/02 at 102.00           A       3,670,416
                 Refunding Revenue Bonds (Stanley Works Project),
                 Series 1992, 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.3%

        2,000   Washington State Healthcare Facilities Authority, Revenue                12/07 at 101.00         AAA       1,955,620
                 Bonds (Catholic Health Initiatives), Series 1997A,
                 5.125%, 12/01/17

        6,715   Washington State Healthcare Facilities Authority, Revenue                10/11 at 100.00         AAA       6,567,471
                 Bonds (Providence Health System), Series 2001A,
                 5.125%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

        1,750   West Virginia School Building Authority, Capital Improvement              7/02 at 102.00       A+***       1,806,403
                 Revenue Bonds, Series 1992-A, 6.625%, 7/01/22
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.0%

       10,000   Wisconsin Housing and Economic Development Authority,                     4/02 at 102.00          AA      10,211,999
                 Housing Revenue Bonds, 1992 Series D, 7.200%, 11/01/13
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     246,005   Total Investments (cost $243,288,562) - 98.4%                                                            251,886,839
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                       4,000,435
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 255,887,274
                ====================================================================================================================



* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

(DD) Security purchased on a delayed delivery basis.


See accompanying notes to financial statements.




24



                 Nuveen Select Tax-Free Income Portfolio 3 (NXR)

                     Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.8%

$       3,000   State Public Works Board of the State of California, Department          11/04 at 102.00         Aaa   $   3,366,540
                 of Corrections Lease Revenue Bonds (California State Prison,
                 Monterey County (Soledad II)), 1994 Series A, 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

          500   City of Fresno, California, Health Facility Revenue Refunding            12/03 at 102.00         AAA         511,260
                 Bonds (Holy Cross Health System Corporation), Series 1993A,
                 5.625%, 12/01/18

        1,335   City of Torrance, California, Hospital Revenue Bonds (Little              7/02 at 102.00        A***       1,379,509
                 Company of Mary Hospital Project), Series 1992, 6.875%,
                 7/01/15 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.7%

        2,500   City of Colorado Springs, Colorado, Utilities System Refunding           11/02 at 100.00          AA       2,544,025
                 Revenue Bonds, Series 1992A, 6.125%, 11/15/20

        2,700   City and County of Denver, Colorado, Airport System Revenue                 No Opt. Call           A       3,192,048
                 Bonds, Series 1991D, 7.750%, 11/15/13
                 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
          815    7.250%, 11/15/23 (Alternative Minimum Tax)                              11/02 at 102.00         Aaa         856,850
                 (Pre-refunded to 11/15/02)
        3,185    7.250%, 11/15/23 (Alternative Minimum Tax)                              11/02 at 102.00           A       3,319,216

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992C:
          470    6.750%, 11/15/13 (Alternative Minimum Tax)                              11/02 at 102.00         Aaa         492,701
                 (Pre-refunded to 11/15/02)
        3,530    6.750%, 11/15/13 (Alternative Minimum Tax)                              11/02 at 102.00           A       3,667,882


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   Connecticut Health and Educational Facilities Authority, Revenue          7/02 at 102.00         AAA         257,735
                  Bonds, Bridgeport Hospital Issue, Series A, 6.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.5%

        2,000   District of Columbia, Hospital Revenue Refunding Bonds,                   8/02 at 102.00       A3***       2,078,400
                 Washington Hospital Center Medlantic Issue, Series 1992A,
                 7.125%, 8/15/19 (Pre-refunded to 8/15/02)

                Washington, District of Columbia, General Obligation Bonds,
                Series 1993E:
          445    6.000%, 6/01/13 (Pre-refunded to 6/01/03)                                6/03 at 102.00         AAA         472,185
        1,305    6.000%, 6/01/13                                                          6/03 at 102.00         AAA       1,386,654
        2,495    6.000%, 6/01/13                                                          6/03 at 102.00         AAA       2,617,629


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.7%

        3,125   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium               5/02 at 102.00      N/R***       3,203,313
                 Project), Series 1992, 7.550%, 5/01/12
                 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

                Fulco Hospital Authority, Georgia, Refunding Revenue
                Anticipation Certificates (Georgia Baptist Healthcare System
                Project), Series 1992B:
        2,250    6.250%, 9/01/13 (Pre-refunded to 9/01/02)                                9/02 at 102.00     Baa1***       2,334,083
        2,000    6.375%, 9/01/22 (Pre-refunded to 9/01/02)                                9/02 at 102.00     Baa1***       2,075,800


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 16.1%

        3,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding          8/02 at 102.00          A2       3,040,830
                 Bonds (Central Illinois Light Company Project), Series 1992,
                 6.500%, 2/01/18

        2,475   Chicago Metropolitan Housing Development Corporation, Illinois,           7/02 at 102.00          AA       2,531,579
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.850%, 7/01/22

        2,550   City of Chicago, Illinois, Mortgage Revenue Bonds (FHA-Insured            6/02 at 102.00         AAA       2,601,536
                 Mortgage Loan - Lakeview Towers Project), Series 1992,
                 6.600%, 12/01/20



25



           Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)

                    Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$         700   City of Chicago, Illinois, Chicago O'Hare International Airport,            No Opt. Call         N/R   $     428,778
                 Special Facility Revenue Refunding Bonds (United Air Lines
                 Inc. Project), Series 2001C, 6.300%, 5/01/16

        1,700   City of Chicago, Illinois, Chicago O'Hare International Airport,          1/03 at 102.00         AAA       1,708,279
                 General Airport Second Lien Revenue  Refunding Bonds,
                 Series 1993A, 5.600%, 1/01/18 (Alternative Minimum Tax)

        1,930   Illinois Development Finance Authority, Revenue Bonds                     5/11 at 101.00        BBB+       1,889,702
                 (Midwestern University), Series 2001B, 5.750%, 5/15/16

        1,500   Illinois Health Facilities Authority, Revenue Bonds (Evangelical            No Opt. Call      N/R***       1,667,685
                 Hospitals Corporation), Series 1992C, 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds (Franciscan           9/06 at 100.00         AAA       4,451,800
                 Sisters Healthcare Corporation Project), Series 1992B,
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06)

        1,000   Illinois Health Facilities Authority, Revenue Bonds (Mercy Center        10/02 at 102.00     Baa2***       1,043,010
                 for Healthcare Services), Series 1992, 6.650%, 10/01/22
                 (Pre-refunded to 10/01/02)

          620   Illinois Housing Development Authority, Homeowner Mortgage                2/10 at 100.00          AA         638,860
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        7,750   Illinois Toll Highway Authority, Toll Highway Priority Revenue            1/03 at 102.00         AAA       8,153,543
                 Bonds, 1992 Series A, 6.375%, 1/01/15
                 (Pre-refunded to 1/01/03)

        1,360   Board of Regents of Sangamon State University, Illinois, Auxiliary       10/02 at 102.00         AAA       1,418,398
                 Facilities System Revenue Bonds, Series 1992, 6.375%,
                 10/01/17 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.1%

        1,205   Allen County, Indiana, Refunding Certificates of Participation,           5/02 at 101.00      Aa3***       1,221,605
                 Series 1991, 6.500%, 11/01/17 (Pre-refunded to 5/01/02)

        3,500   Indiana Health Facility Financing Authority, Hospital Revenue             9/11 at 100.00          A+       3,341,170
                 Bonds (The Methodist Hospital, Inc), Series 2001,
                 5.375%, 9/15/22

        2,000   Warren Township School Building Corporation, Marion County,               7/02 at 102.00       A+***       2,064,460
                 Indiana, First Mortgage Bonds, Series 1992A, 6.000%,
                 7/15/12 (Pre-refunded to 7/15/02)

        2,725   Warrick County, Indiana, Environmental Improvement Revenue                5/03 at 102.00         Aa2       2,760,398
                 Bonds (Southern Indiana Gas and Electric Company Project),
                 1993 Series B, 6.000%, 5/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.8%

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        1,000    5.300%, 6/01/25                                                          6/11 at 101.00          A1         878,330
        2,850    5.600%, 6/01/35                                                          6/11 at 101.00          A1       2,539,322


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.5%

                Trimble County, Kentucky, Pollution Control Revenue Bonds
                (Louisville Gas and Electric Company Project), 1990 Series B:
          500    6.550%, 11/01/20 (Alternative Minimum Tax)                               9/02 at 102.00         Aaa         520,225
                 (Pre-refunded to 9/16/02)
        4,080    6.550%, 11/01/20 (Alternative Minimum Tax)                               9/02 at 102.00          A1       4,154,705


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        4,000   Louisiana Public Facilities Authority, Revenue Bonds (Baton               2/03 at 101.00          AA       4,158,040
                 Rouge Water Works Company Project), Series 1992,
                 6.400%, 2/01/10 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.0%

        1,270   Massachusetts Health and Educational Facilities Authority,               11/02 at 102.00         Aaa       1,331,773
                 Revenue Bonds, MetroWest Health, Inc. Issue, Series C,
                 6.500%, 11/15/18 (Pre-refunded to 11/15/02)

          500   Massachusetts Health and Educational Facilities Authority,                7/11 at 101.00         AA-         518,755
                 Revenue Bonds, Partners Healthcare System Issue,
                 Series C, 6.000%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.9%

        4,000   Michigan State Housing Development Authority, Single Family               6/06 at 102.00         AA+       4,143,360
                 Mortgage Revenue Bonds, 1996 Series C, 5.950%, 12/01/17

        8,240   Michigan State Housing Development Authority, Limited                     9/02 at 103.00         AAA       8,512,826
                 Obligation Multifamily Housing Revenue Bonds (Greenwood
                 Villa Project), Series 1992, 6.625%, 9/15/17




26



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.7%

                Clark County, Nevada, Las Vegas-McCarran International Airport
                Passenger Facility Charge Revenue Bonds, Series 1992B:
$       1,955    6.500%, 7/01/12 (Alternative Minimum Tax)                                7/02 at 102.00          A+   $   1,995,566
          980    6.250%, 7/01/22 (Alternative Minimum Tax)                                7/02 at 102.00         Aaa       1,009,978
                 (Pre-refunded to 7/01/02)
           20    6.250%, 7/01/22 (Alternative Minimum Tax)                                7/02 at 102.00          A+          20,175

        4,000   Director of the State of Nevada, Department of Business and               1/10 at 100.00         AAA       3,880,240
                 Industry Revenue Bonds (Las Vegas Monorail Project), 1st
                 Tier Series 2000, 5.375%, 1/01/40


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%

        2,195   New Hampshire Housing Finance Authority, Single Family                    5/11 at 100.00         Aa2       2,201,058
                 Mortgage Acquisition Bonds, Series 2001A, 5.600%,
                 7/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.1%

        2,335   Long Island Power Authority, New York, Electric System General            9/11 at 100.00          A-       2,332,105
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21

        1,750   City of New York, New York, General Obligation Bonds, Fiscal              8/02 at 101.50         Aaa       1,807,278
                 1992 Series C, 7.000%, 8/01/17 (Pre-refunded to 8/01/02)

           20   City of New York, New York, General Obligation Bonds, Fiscal              8/02 at 101.50           A          20,381
                 1992 Series D, 7.500%, 2/01/18

          855   City of New York, New York, General Obligation Bonds, Fiscal              8/02 at 101.50           A         870,954
                 1992 Series B, 7.000%, 2/01/18

                City of New York Municipal Water Finance Authority, New York,
                Water and Sewer System Revenue Bonds, Fiscal 1993 Series B:
        4,000    6.000%, 6/15/17                                                          6/02 at 101.50          AA       4,085,600
        2,785    6.375%, 6/15/22 (Pre-refunded to 6/15/02)                                6/02 at 101.00         AAA       2,840,171

        2,130   Dormitory Authority of the State of New York, City University               No Opt. Call          A3       2,453,888
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        2,000   Medical Care Facilities Finance Agency of the State of New                8/02 at 102.00         AAA       2,153,940
                 York, Hospital and Nursing Home FHA-Insured Mortgage
                 Revenue Bonds, 1992 Series C, 6.250%, 8/15/12
                 (Pre-refunded to 8/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.9%

        2,500   Cambria County Hospital Development Authority, Pennsylvania,              7/02 at 102.00         AAA       2,578,975
                 Hospital Revenue Refunding and Improvement Bonds
                 (Conemaugh Valley Memorial Hospital Project), Series
                 1992B, 6.375%, 7/01/18 (Pre-refunded to 7/01/02)

        2,435   Dauphin County Industrial Development Authority, Pennsylvania,              No Opt. Call          A-       2,792,385
                 Water Development Refunding Revenue Bonds (Dauphin
                 Consolidates Water Supply Company), Series 1992B,
                 6.700%, 6/01/17

        4,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding             7/02 at 102.00         AAA       4,105,400
                 Bonds (FNMA Insured Mortgage Loans), Issue 1992,
                 6.500%, 7/01/23

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue             5/03 at 102.00           A       2,063,740
                 Bonds (Drexel University), Series 1993, 6.375%, 5/01/17

        1,000   Philadelphia Authority for Industrial Development, Pennsylvania,          7/11 at 101.00         AAA       1,015,190
                 Airport Revenue Bonds (Philadelphia Airport System Project),
                 Series 2001A, 5.500%, 7/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.1%

        4,000   South Carolina Public Service Authority, Revenue Bonds, 1992              7/02 at 102.00         Aa2       4,120,800
                 Refunding Series A, 6.375%, 7/01/11

                City of Spartanburg, South Carolina, Water System Improvement
                Refunding Revenue Bonds, Series 1992:
          310    6.250%, 6/01/17 (Pre-refunded to 6/01/02)                                6/02 at 101.00       A+***         315,475
        1,290    6.250%, 6/01/17 (Pre-refunded to 6/01/02)                                6/02 at 101.00         AAA       1,312,898


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.2%

        4,000   South Dakota Health and Educational Facilities Authority,                 9/02 at 102.00         AAA       4,153,080
                 Revenue Bonds, Rapid City Regional Hospital Issue,
                 Series 1992, 6.150%, 9/01/18 (Pre-refunded to 9/01/02)






27



           Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)

                    Portfolio of INVESTMENTS March 31, 2002


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 3.5%

$       2,000   Knox County Health, Educational and Housing Facilities Board,             4/12 at 101.00        Baa2   $   1,974,100
                 Tennessee, Hospital Facilities Revenue Bonds (Baptist
                 Health System of East Tennessee), Series 2002,
                 6.375%, 4/15/22

        4,420   Memphis-Shelby County Airport Authority, Tennessee, Special               9/02 at 102.00         BBB       4,563,738
                 Facilities Revenue Refunding Bonds (Federal Express
                 Corporation), Series 1992, 6.750%, 9/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.2%

        3,755   Grand Prairie Industrial Development Authority, Texas, Industrial        12/02 at 102.00           A       3,898,403
                 Development Revenue Refunding Bonds (Baxter International
                 Inc. Project), Series 1992, 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation, Texas,          10/04 at 101.00         AAA       2,719,900
                 Hospital Revenue Bonds (Hermann Hospital), Series 1994,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/04)

        5,000   North Central Texas Health Facilities Development Corporation,            5/06 at 102.00         AA-       4,928,600
                 Hospital Revenue Refunding Bonds (Baylor Healthcare
                 System Project), Series 1995, 5.250%, 5/15/16


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.4%

                Port of Seattle, Washington, Revenue Bonds, Series 1992B:
          290    6.000%, 11/01/17 (Alternative Minimum Tax)                              11/02 at 100.00      Aa2***         296,513
        3,710    6.000%, 11/01/17 (Alternative Minimum Tax)                              11/02 at 100.00         Aa2       3,758,304
                 (Pre-refunded to 11/01/02)

        4,000   Washington Public Power Supply System, Nuclear Project No. 1              7/02 at 102.00         AAA       4,127,960
                 Refunding Revenue Bonds, Series 1992A, 6.500%,
                 7/01/15 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 4.3%

        2,500   Berkeley County Building Commission, West Virginia, Hospital             11/02 at 102.00        BBB+       2,568,300
                 Revenue Bonds (City Hospital Project), Series 1992,
                 6.500%, 11/01/09

        3,000   Mason County, West Virginia, Pollution Control Revenue Bonds             10/02 at 102.00        BBB+       3,071,400
                 (Appalachian Power Company Project), Series 1992J,
                 6.600%, 10/01/22

                West Virginia School Building Authority, Capital Improvement
                Revenue Bonds, Series 1992-A:
        1,855    6.500%, 7/01/12 (Pre-refunded to 7/01/02)                                7/02 at 102.00       A+***       1,914,192
          395    6.500%, 7/01/12                                                          7/02 at 102.00          A+         406,987
------------------------------------------------------------------------------------------------------------------------------------

$     176,345   Total Investments (cost $175,058,642) - 98.4%                                                            181,832,473
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                       3,004,661
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 184,837,134
                ====================================================================================================================


* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***  Securities are backed by an escrow or trust containing sufficient U.S.
     Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.


See accompanying notes to financial statements.




28




            Nuveen California Select Tax-Free Income Portfolio (NXC)
            (Formerly the Nuveen Insured California Select Tax-Free Income Portfolio)

                     Portfolio of INVESTMENTS March 31, 2002

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.7%

$       1,410   California Educational Facilities Authority, Refunding Revenue            4/02 at 100.00         AAA   $   1,413,948
                 Bonds (Loyola Marymount University), Series 1992,
                 6.000%, 10/01/14

          750   California Educational Facilities Authority, Revenue Bonds                8/09 at 100.00          A1         752,588
                 (Pepperdine University), Series 2002A, 5.500%, 8/01/32
                 (WI, settling 4/04/02)

        3,000   California Infrastructure and Economic Development Bank,                 10/11 at 101.00          A-       3,015,450
                 Revenue Bonds (The J. David Gladstone Institutes Project),
                 Series 2001, 5.500%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2%

        2,500   California Health Facilities Financing Authority, Insured Hospital       10/02 at 102.00         AAA       2,606,025
                 Revenue Bonds (Scripps Memorial Hospitals), Series
                 1992A, 6.400%, 10/01/12

        4,000   California Health Facilities Financing Authority, Insured Hospital        8/02 at 102.00         AAA       4,136,760
                 Revenue Bonds (San Diego Hospital Association),
                 Series 1992B, 6.125%, 8/01/11

        1,880   California Statewide Communities Development Authority,                   6/07 at 101.00         AAA       1,937,660
                 Revenue Bonds (Los Angeles Orthopedic Hospital Foundation
                 and Orthopedic Hospital), Series 2000, 5.500%, 6/01/17

        1,500   California Statewide Communities Development Authority,                  11/09 at 102.00          A+       1,458,075
                 Insured Mortgage Hospital Revenue Bonds (Mission
                 Community Hospital), Series 2001, 5.375%, 11/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.0%

                Golden West Schools Financing Authority, California, 1999
                Revenue Bonds (School District General Obligation Refunding
                Program), Series A:
        4,650    0.000%, 8/01/16                                                            No Opt. Call         AAA       2,161,041
        1,750    0.000%, 2/01/17                                                            No Opt. Call         AAA         780,500
        2,375    8/01/17                                                                    No Opt. Call         AAA       1,030,821
        2,345    0.000%, 2/01/18                                                            No Opt. Call         AAA         975,332

                Mountain View-Los Altos Union High School District, Santa Clara
                County, California, 1995 General Obligation Capital Appreciation
                Bonds, Series C:
        1,015    0.000%, 5/01/17                                                            No Opt. Call         AAA         447,229
        1,080    0.000%, 5/01/18                                                            No Opt. Call         AAA         443,718

        4,000   City of Oakland, Alameda County, California, General Obligation           6/02 at 102.00         AAA       4,107,160
                 Bonds, Series 1992, 6.000%, 6/15/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.3%

        3,500   State Public Works Board of the State of California, Department             No Opt. Call         AAA       4,115,685
                 of Corrections Lease Revenue Bonds (Calipatria State Prison
                 in Imperial County), 1991 Series A, 6.500%, 9/01/17

        1,200   Los Angeles County Metropolitan Transportation Authority,                 7/03 at 102.00         AAA       1,224,900
                 California, Proposition A Sales Tax Revenue Refunding
                 Bonds, Series 1993-A, 5.625%, 7/01/18

        4,000   San Bernardino County, California, Certificates of Participation         11/02 at 102.00         AAA       4,149,360
                 (1992 West Valley Detention Center Refinancing Project),
                 6.000%, 11/01/18

        2,445   Walnut Public Financing Authority, Los Angeles County,                    9/02 at 102.00         AAA       2,532,091
                 California, 1992 Tax Allocation Revenue Bonds (Walnut
                 Improvement Project), 6.500%, 9/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 15.1%

        5,000   City of Los Angeles Harbor Department, California, Revenue                8/11 at 100.00         AAA       5,152,400
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/17

        3,675   Palm Springs Financing Authority, California, Revenue Bonds               7/02 at 102.00         AAA       3,759,268
                 (Palm Springs Regional Airport), Series 1992, 6.000%,
                 1/01/12 (Alternative Minimum Tax)

        3,750   Port of Oakland, California, Revenue Bonds, Series 1992-E,               11/02 at 102.00         AAA       3,916,275
                 6.500%, 11/01/16 (Alternative Minimum Tax)

          820   City and County of San Francisco Airports Commission,                     5/03 at 102.00         AAA         845,297
                 California, Revenue Bonds (San Francisco International
                 Airport), Second Series, Issue 4 Refunding, 6.200%,
                 5/01/20 (Alternative Minimum Tax)





29



      Nuveen California Select Tax-Free Income Portfolio (NXC) (continued)

                     Portfolio of INVESTMENTS March 31, 2002

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 34.6%

$       4,000   City of Los Angeles Community Redevelopment Agency,                       7/02 at 102.00         AAA   $   4,124,400
                 California, Tax Allocation Bonds (Hollywood Redevelopment
                 Project), Series B, 6.100%, 7/01/22 (Pre-refunded to 7/01/02)

        4,000   City of Los Angeles, California, Wastewater System Revenue                6/02 at 102.00         AAA       4,111,080
                 Bonds, Series 1992-B, 6.250%, 6/01/12
                 (Pre-refunded to 6/01/02)

        1,665   Los Angeles County, California, Certificates of Participation             4/02 at 102.00         AAA       1,703,928
                 (Edmund D. Edelman Children's Court and Petersen Museum
                 Projects), 6.000%, 4/01/12 (Pre-refunded to 4/30/02)

        1,500   Modesto Irrigation District Financing Authority, California,              9/02 at 102.00         AAA       1,557,450
                 Domestic Water Project Revenue Bonds, Series 1992A,
                 6.125%, 9/01/19 (Pre-refunded to 9/01/02)

                Rio Linda Union School District, California, General Obligation
                Bonds, Series 1992A:
          475    6.250%, 8/01/15 (Pre-refunded to 8/01/02)                                8/02 at 102.00         AAA         491,715
        3,310    6.375%, 8/01/17 (Pre-refunded to 8/01/02)                                8/02 at 102.00         AAA       3,427,902

        3,500   Sacramento Municipal Utility District, California, Electric               8/02 at 102.00         AAA       3,630,760
                 Revenue Bonds, Series 1992B, 6.375%, 8/15/22
                 (Pre-refunded to 8/15/02)

        4,000   San Diego County, California, Certificates of Participation               8/04 at 102.00         AAA       4,438,200
                 (1994 Inmate Reception Center and Cooling Plant Financing),
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04)

                City and County of San Francisco Airports Commission,
                California, Revenue Bonds (San Francisco International Airport),
                Second Series, Issue 1 Refunding:
        1,405    6.300%, 5/01/11 (Pre-refunded to 5/01/02)                                5/02 at 102.00         AAA       1,438,875
        2,095    6.300%, 5/01/11 (Pre-refunded to 5/01/02)                                5/02 at 102.00         AAA       2,145,510

        1,330   City and County of San Francisco Airports Commission,                     5/03 at 102.00         AAA       1,409,148
                 California, Revenue Bonds (San Francisco International
                 Airport), Second Series, Issue 4  Refunding, 6.200%,
                 5/01/20 (Alternative Minimum Tax)
                 (Pre-refunded to 5/01/03)

        1,000   Tulare County, California, Certificates of Participation (1992           11/02 at 102.00         AAA       1,046,560
                 Financing Project), Series A, 6.125%, 11/15/12
                 (Pre-refunded to 11/15/02)

        1,555   Walnut Public Financing Authority, Los Angeles County,                    9/02 at 102.00         AAA       1,617,013
                 California, 1992 Tax Allocation Revenue Bonds (Walnut
                 Improvement Project), 6.500%, 9/01/22
                 (Pre-refunded to 9/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.8%

        2,550   M-S-R Public Power Agency, California, Revenue Bonds (San                 7/02 at 100.00         AAA       2,567,748
                 Juan Project), Series 1991E, 6.000%, 7/01/22

        3,000   Northern California Power Agency, Revenue Bonds                           7/02 at 102.00         AAA       3,092,760
                 (Hydroelectric Project Number One), 1992 Refunding
                 Series A, 6.250%, 7/01/12

        1,225   Turlock Irrigation District, California, Revenue Refunding Bonds,
                  Series 1992-A, 6.250%, 1/01/12                                            No Opt. Call         AAA       1,405,749
------------------------------------------------------------------------------------------------------------------------------------
$      93,255   Total Investments (cost $86,115,170) - 98.7%                                                              89,170,381
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                       1,175,958
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $  90,346,339
                ====================================================================================================================



* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

(WI) Security purchased on a when-issued basis.


See accompanying notes to financial statements.



30




             Nuveen New York Select Tax-Free Income Portfolio (NXN)
             (Formerly the Nuveen Insured New York Select Tax-Free Income Portfolio)

                     Portfolio of INVESTMENTS March 31, 2002

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.9%

$       1,700   Town of Amherst Industrial Development Agency, New York,                  8/12 at 101.00         AAA   $   1,648,167
                 Civic Facility Revenue Bonds (UBF Faculty - Student Housing
                 Corporation Creekside Project), 2002 Series A,
                 5.000%, 8/01/22

        1,000   City of New York Industrial Development Agency, New York,                11/04 at 102.00         AAA       1,093,310
                 Civic Facility Revenue Bonds (USTA National Tennis Center
                 Incorporated Project), 6.375%, 11/15/14

          570   Dormitory Authority of the State of New York, City University               No Opt. Call         AAA         665,766
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        1,100   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 101.00         AAA       1,126,081
                 Bonds (Mount Sinai School of Medicine), Series 1991,
                 6.750%, 7/01/15

        2,500   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 102.00         AAA       2,575,450
                 Bonds (Marist College), Series 1992, 6.000%, 7/01/12

        1,425   Dormitory Authority of the State of New York, Insured Revenue             7/07 at 101.00         AAA       1,420,483
                 Bonds (Rochester Institute of Technology), Series 1997,
                 5.250%, 7/01/22

        1,430   Dormitory Authority of the State of New York, Revenue Bonds               7/11 at 101.00         AA-       1,372,914
                 (Upstate Community Colleges), 2002 Series A,
                 5.000%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.2%

        1,680   Dormitory Authority of the State of New York, Winthrop                    7/11 at 101.00         AAA       1,691,122
                 University Hospital Association Revenue Bonds (Winthrop
                 South Nassau University Health System Obligated Group),
                 Series 2001A, 5.250%, 7/01/17

        1,195   Dormitory Authority of the State of New York, South Nassau                7/11 at 101.00         AAA       1,202,911
                 Communities Hospital Revenue Bonds (Winthrop South
                 Nassau University Health System Obligation Group),
                 Series 2001B, 5.250%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.7%

        1,330   New Hartford Housing Development Corporation, New York,                   7/02 at 100.00         AAA       1,335,333
                 Mortgage Revenue Refunding Bonds (Village Point
                 Project - FHA-Insured Mortgage Loan Section 8 Assisted
                 Project), Series 1992-A, 7.375%, 1/01/24

        1,245   New York State Housing Finance Agency, FHA-Insured                        8/02 at 102.00         AAA       1,275,702
                 Multifamily Housing Mortgage Revenue Bonds,
                 Series 1992C, 6.450%, 8/15/14


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.4%

        2,500   New York State Mortgage Agency, Mortgage Revenue Bonds,                   4/11 at 100.00         Aaa       2,434,525
                 Thirty First Series A, 5.300%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.5%

        2,000   Dormitory Authority of the State of New York, FHA-Insured                 8/11 at 101.00         AAA       1,914,220
                 Mortgage Nursing Home Revenue Bonds (Norwegian
                 Christian Home and Health Center), Series 2001,
                 5.200%, 8/01/36


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.9%

                Town of Clarkstown, Rickland County, New York, 1992 Various
                Purposes Serial Bonds:
          505    5.600%, 6/15/10                                                            No Opt. Call         AAA         548,279
          525    5.600%, 6/15/11                                                            No Opt. Call         AAA         572,885
          525    5.600%, 6/15/12                                                            No Opt. Call         AAA         574,308

           10   City of New York, New York, General Obligation Bonds, Fiscal              8/02 at 101.50         AAA          10,287
                 1992 Series C, 6.250%, 8/01/11

        1,000   West Islip Union Free School District, Suffolk County, New York,         10/10 at 100.00         Aaa         987,780
                 General Obligation Bonds, Series 2001, 5.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 2.4%

        1,000   Nassau County Interim Finance Authority, New York, Sales Tax             11/06 at 101.00         AAA         982,930
                 Secured Revenue Bonds, Series 2001-A2, 5.125%, 11/15/21

           20   New York State Medical Care Facilities Finance Agency, Mental             8/02 at 102.00         AAA          20,633
                 Health Services Facilities Improvement Revenue Bonds, 1992
                 Series D, 6.100%, 8/15/13





31


       Nuveen New York Select Tax-Free Income Portfolio (NXN) (continued)

             Portfolio of INVESTMENTS September 30, 2001 (Unaudited)


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         140   New York State Medical Care Facilities Finance Agency, Mental             8/02 at 102.00         AAA   $     143,193
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18

          200   New York State Thruway Authority, Highway and Bridge Trust                4/05 at 102.00         AAA         201,844
                 Fund Bonds, Series 1995B, 5.125%, 4/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7%

        2,500   Port Authority of New York and New Jersey, Consolidated Bonds,            1/05 at 101.00         AAA       2,623,975
                 Ninety-Seventh Series, 6.500%, 7/15/19
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 34.1%

        3,500   Metropolitan Transportation Authority, New York, Commuter                 7/02 at 102.00         AAA       3,610,180
                 Facilities Revenue Bonds, Series 1992B, 6.250%, 7/01/17
                 (Pre-refunded to 7/01/02)

        2,250   Metropolitan Transportation Authority, New York, Transit                  7/02 at 102.00         AAA       2,321,550
                 Facilities Revenue Bonds, Series J, 6.375%, 7/01/10
                 (Pre-refunded to 7/01/02)

          245   City of New York, New York, General Obligation Bonds, Fiscal              8/02 at 101.50         AAA         252,404
                 1992 Series C, 6.250%, 8/01/11 (Pre-refunded to 8/01/02)

        2,000   City of New York, New York, General Obligation Bonds, Fiscal              8/04 at 101.00         AAA       2,209,220
                 1995 Series B1, 6.950%, 8/15/12 (Pre-refunded to 8/15/04)

        1,000   City of New York Municipal Water Finance Authority, New York,             6/02 at 101.50         AAA       1,024,420
                 Water and Sewer System Revenue Bonds, Fiscal 1992
                 Series C, 6.200%, 6/15/21 (Pre-refunded to 6/15/02)

        1,505   Dormitory Authority of the State of New York, Judicial Facilities           No Opt. Call         AAA       1,803,622
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16

        1,370   Dormitory Authority of the State of New York, Insured Revenue             7/02 at 102.00         AAA       1,412,251
                 Bonds (Siena College), Series 1992, 6.000%, 7/01/11
                 (Pre-refunded to 7/01/02)

        2,500   Medical Care Facilities Finance Agency of the State of New York,          8/04 at 100.00         AAA       2,629,350
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.250%, 8/15/12
                 (Pre-refunded to 8/15/04)

        2,500   Medical Care Facilities Finance Agency of the State of New York,          2/05 at 102.00         AAA       2,797,100
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 1994 Series A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

          230   Medical Care Facilities Finance Agency of the State of New York,          8/02 at 102.00         AAA         238,356
                 Mental Health Services Facilities Improvement Revenue
                 Bonds, 1992 Series D, 6.100%, 8/15/13
                 (Pre-refunded to 8/15/02)

          485   Suffolk County Water Authority, New York, Waterworks                        No Opt. Call         AAA         561,577
                 Revenue Bonds, Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.7%

                City of New York Municipal Water Finance Authority, New York,
                Water and Sewer System Revenue Bonds, Fiscal 1992 Series A
                Refunding:
        1,400    5.750%, 6/15/18                                                          6/02 at 101.50         AAA       1,428,266
        3,500    5.750%, 6/15/18                                                          6/02 at 101.50         AAA       3,565,834

        2,000   New York State Environmental Facilities Corporation, State Clean          6/12 at 100.00         AAA       2,021,119
                 Water and Drinking Water Revolving Funds Revenue Bonds
                 (New York City Municipal Water Finance Authority Projects),
                 Second Resolution Bonds, Series 2002B, 5.250%, 6/15/19
------------------------------------------------------------------------------------------------------------------------------------
$      50,585   Total Investments (cost $50,528,993) - 94.5%                                                              52,297,347
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.5%                                                                       3,064,389
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $  55,361,736
                ====================================================================================================================



* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.


See accompanying notes to financial statements.


Statement of
      ASSETS AND LIABILITIES March 31, 2002

                                                        SELECT             SELECT            SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2        TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                          (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
   at market value                                 $235,554,911      $251,886,839      $181,832,473      $89,170,381     $52,297,347
Cash                                                     94,459           733,732         1,037,081        1,064,495         518,608
Receivables:
   Interest                                           5,210,587         4,801,910         2,970,568        1,325,811         807,569
   Investments sold                                  17,222,500         4,001,845                --               --       2,020,000
Other assets                                             56,258            59,013            45,713           25,590          19,112
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  258,138,715       261,483,339       185,885,835       91,586,277      55,662,636
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                    16,495,682         4,145,724                --          753,975              --
Accrued expenses:
   Surveillance and administration fees                  50,066            64,050            46,655           23,155          14,191
   Other                                                155,231           162,600           139,932           62,356          52,285
Dividends payable                                     1,162,844         1,223,691           862,114          400,452         234,424
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                              17,863,823         5,596,065         1,048,701        1,239,938         300,900
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $240,274,892      $255,887,274      $184,837,134      $90,346,339     $55,361,736
====================================================================================================================================
Shares outstanding                                   16,378,096        17,607,068        12,964,124        6,257,070       3,907,069
====================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      14.67      $      14.53      $      14.26      $     14.44     $     14.17
====================================================================================================================================
NET ASSETS CONSIST OF:
Capital paid-in                                    $    163,781      $    176,071      $    129,641      $    62,571     $    39,071
Paid-in surplus                                     227,625,305       245,680,398       178,364,129       87,121,714      53,605,750
Balance of undistributed net investment income        1,458,982           703,513           361,155          107,137          30,328
Accumulated net realized gain (loss) from
   investment transactions                              683,466           729,015          (791,622)            (294)       (81,767)
Net unrealized appreciation of investments           10,343,358         8,598,277         6,773,831        3,055,211       1,768,354
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $240,274,892      $255,887,274      $184,837,134      $90,346,339     $55,361,736
====================================================================================================================================




                         See accompanying notes to financial statements.


33


Statement of
      OPERATIONS Year Ended March 31, 2002


                                                         SELECT            SELECT            SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2        TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                          (NXP)             (NXQ)             (NXR)            (NXC)           (NXN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $15,329,319       $16,187,233       $11,291,711      $ 5,250,204    $ 3,116,340
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Surveillance and administration fees                    596,860           762,390           554,308          275,705        169,065
Shareholders' servicing agent fees and expenses          70,399            66,731            49,535           19,322         17,108
Custodian's fees and expenses                            56,528            60,727            37,928           26,752         25,349
Trustees' fees and expenses                              20,340            22,069            15,870            6,595          6,018
Professional fees                                        21,605            26,677            11,827            9,210          5,371
Shareholders' reports - printing and mailing expenses    58,768            63,235            59,982           21,029         12,838
Stock exchange listing fees                              31,429            31,432            31,435           22,456         22,194
Investor relations expense                               62,823            68,308            47,374           17,651         12,898
Other expenses                                            9,219            10,317             7,621            4,705          3,543
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit              927,971         1,111,886           815,880          403,425        274,384
  Custodian fee credit                                  (23,186)          (18,973)          (22,971)          (6,979)        (6,578)
------------------------------------------------------------------------------------------------------------------------------------
Next expenses                                           904,785         1,092,913           792,909          396,446        267,806
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                14,424,534        15,094,320        10,498,802        4,853,758      2,848,534
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain from investment transactions                         1,111,671         1,103,729           22,630        149,331
   245,948
 Change in net unrealized appreciation
   (depreciation) of investments                     (7,241,071)       (7,340,586)       (3,682,776)      (2,218,344)    (1,540,357)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                     (6,129,400)       (6,236,857)       (3,660,146)      (2,069,013)    (1,294,409)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $ 8,295,134       $ 8,857,463       $ 6,838,656      $ 2,784,745    $ 1,554,125
====================================================================================================================================




                         See accompanying notes to financial statements.




34


Statement of
       CHANGES IN NET ASSETS



                                       SELECT TAX-FREE (NXP)             SELECT TAX-FREE 2 (NXQ)            SELECT TAX-FREE 3 (NXR)
                                  -----------------------------      ------------------------------     ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       3/31/02          3/31/01           3/31/02           3/31/01          3/31/02         3/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 14,424,534     $ 14,826,210      $ 15,094,320      $ 15,331,134     $ 10,498,802   $ 10,559,903
Net realized gain from
   investment transactions           1,111,671           81,990         1,103,729             9,407           22,630        249,350
Change in net unrealized appreciation
   (depreciation) of investments    (7,241,071)       2,461,003        (7,340,586)        2,434,860       (3,682,776)     2,422,827
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                   8,295,134       17,369,203         8,857,463        17,775,401        6,838,656     13,232,080
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
       investment income           (14,118,971)     (14,707,536)      (14,816,349)      (15,291,745)     (10,345,370)   (10,559,280)
From accumulated net realized gains
      from investment transactions    (376,696)              --          (297,559)               --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
    distributions to shareholders  (14,495,667)     (14,707,536)      (15,113,908)      (15,291,745)     (10,345,370)   (10,559,280)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
        in net assets               (6,200,533)       2,661,667        (6,256,445)        2,483,656       (3,506,714)     2,672,800
Net assets at the beginning
        of year                    246,475,425      243,813,758       262,143,719       259,660,063      188,343,848    185,671,048
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year     $240,274,892     $246,475,425      $255,887,274      $262,143,719     $184,837,134   $188,343,848
====================================================================================================================================
Balance of undistributed net
     investment income at the
     end of year                  $  1,458,982     $    351,649      $    703,513      $    192,208     $    361,155   $    107,659
====================================================================================================================================



35


Statement of
      CHANGES IN NET ASSETS (continued)


                                                                  CALIFORNIA SELECT TAX-FREE (NXC)    NEW YORK SELECT TAX-FREE (NXN)
                                                                  ---------------------------------   ------------------------------
                                                                       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                          3/31/02           3/31/01          3/31/02         3/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 4,853,758       $ 4,941,478      $ 2,848,534    $ 3,028,460
Net realized gain from
   investment transactions                                                149,331            79,582          245,948          8,584
Change in net unrealized appreciation
   (depreciation) of investments                                       (2,218,344)        1,352,959       (1,540,357)       758,168
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                      2,784,745         6,374,019        1,554,125      3,795,212
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
      investment income                                                (4,805,497)       (4,943,085)      (2,871,874)    (3,039,700)
From accumulated net realized gains
      from investment transactions                                       (150,170)          (79,465)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
      distributions to shareholders                                    (4,955,667)       (5,022,550)      (2,871,874)    (3,039,700)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (2,170,922)        1,351,469       (1,317,749)       755,512
Net assets at the beginning of year                                    92,517,261        91,165,792       56,679,485     55,923,973
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $90,346,339       $92,517,261      $55,361,736    $56,679,485
====================================================================================================================================
Balance of undistributed net
     investment income at the
     end of year                                                      $   107,137       $    21,819      $    30,328    $    53,668
====================================================================================================================================



                         See accompanying notes to financial statements.

Notes to
   FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen California Select Tax-Free Income Portfolio (NXC) (formerly the Nuveen Insured California Select Tax-Free Income Portfolio) and Nuveen New York Select Tax-Free Income Portfolio (NXN) (formerly the Nuveen Insured New York Select Tax-Free Income Portfolio).

Each Trust seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations. The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to ensure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Trusts' investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Trusts may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2002, Select Tax-Free (NXP), Select Tax-Free 2 (NXQ) and California Select Tax-Free (NXC) had outstanding delayed delivery and/or when-issued purchase commitments of $16,495,682, $4,145,724 and $753,975, respectively. There were no such outstanding purchase commitments in either of the other Trusts.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Income Taxes
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, where applicable, to retain such tax-exempt status when distributed to shareholders of the Trusts. All monthly tax-exempt income dividends paid during the fiscal year ended March 31, 2002, have been designated Exempt Interest Dividends.

Notes to
   FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Derivative Financial Instruments
The Trusts are not authorized to invest in derivative financial instruments.

Custodian Fee Credit
Each Trust has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Trust's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective April 1, 2001, the Trusts have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to April 1, 2001, the Trusts did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Trusts, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation, based on securities held by the Trusts on April 1, 2001, as follows:

                                                      CALIFORNIA     NEW YORK
                  SELECT        SELECT       SELECT       SELECT       SELECT
                TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                   (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
-----------------------------------------------------------------------------
                $801,770      $233,334     $100,064      $37,057          $--
=============================================================================


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended March 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                                     CALIFORNIA     NEW YORK
                 SELECT        SELECT       SELECT       SELECT       SELECT
               TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                  (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
----------------------------------------------------------------------------
               $130,960       $38,241      $14,523       $5,899          $--
============================================================================


2. TRUST SHARES
There were no share transactions during the fiscal year ended March 31, 2002, nor during the fiscal year ended March 31, 2001, in any of the Trusts.

3. DISTRIBUTIONS TO SHAREHOLDERS
The Trusts declared dividend distributions from their tax-exempt net investment income which were paid May 1, 2002, to shareholders of record on April 15, 2002, as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Dividend per share                            $.0710        $.0695       $.0665       $.0640       $.0600
=========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the fiscal year ended
March 31, 2002, were as follows:


                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities         $64,806,939  $52,703,739  $20,072,849  $10,487,340  $14,605,815
   Short-term municipal securities         12,100,000   15,000,000    6,930,000    8,000,000    8,000,000
Sales and maturities:
   Long-term municipal securities          63,234,650   53,764,000   17,240,275   11,085,291   15,647,200
   Short-term municipal securities         12,100,000   15,000,000    6,930,000    8,000,000    9,500,000
=========================================================================================================


5. INCOME TAX INFORMATION
The following information is presented on an income tax basis as of March 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.


                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Cost of investments                     $224,278,823  $243,016,987 $174,944,055  $86,072,508  $50,528,993
=========================================================================================================

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------

Gross unrealized appreciation            $12,712,503   $10,430,575   $7,586,869   $3,589,169   $2,122,560
Gross unrealized depreciation             (1,436,415)   (1,560,723)    (698,451)    (491,296)    (354,206)
---------------------------------------------------------------------------------------------------------

Net unrealized appreciation
     of investments                      $11,276,088   $ 8,869,852   $6,888,418   $3,097,873   $1,768,354
=========================================================================================================


The tax components of undistributed net investment income and realized gains of March 31, 2002, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income             $526,252      $431,938     $246,568      $64,181      $30,328
Undistributed ordinary income*                    --            --           --           --           --
Undistributed long-term capital gains        683,466       729,015           --           --           --
=========================================================================================================

The tax character of distributions paid during the fiscal year ended March 31, 2002, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------

Distributed from tax-exempt income       $14,118,971   $14,816,349  $10,345,370   $4,805,497   $2,871,874
Distributed from ordinary income*                 --            --           --           --           --
Distributed from long-term capital gains     376,696       297,559           --      150,170           --
=========================================================================================================

*Ordinary income consists of taxable market discount income and short-term capital gains, if any.

Notes to
        FINANCIAL STATEMENTS (continued)



At March 31, 2002, the following Trusts had unused capital loss carryforwards available to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                     NEW YORK
                                                          SELECT       SELECT
                                                      TAX-FREE 3     TAX-FREE
                                                           (NXR)        (NXN)
-----------------------------------------------------------------------------
Expiration year:
   2004                                                 $113,514      $77,988
   2005                                                  674,505        1,480
   2006                                                    3,603          828
   2007                                                       --          933
   2008                                                       --          538
-----------------------------------------------------------------------------
Total                                                   $791,622      $81,767
=============================================================================



6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Trust as follows:


                                                                                  SELECT TAX-FREE 2 (NXQ)
                                                                                  SELECT TAX-FREE 3 (NXR)
                                                                         CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS                         SELECT TAX-FREE (NXP)     NEW YORK SELECT TAX-FREE (NXN)
---------------------------------------------------------------------------------------------------------
For the first $125 million                                     .2500 of 1%                     .3000 of 1%
For the next $125 million                                      .2375 of 1                      .2875 of 1
For the next $250 million                                      .2250 of 1                      .2750 of 1
For the next $500 million                                      .2125 of 1                      .2625 of 1
For the next $1 billion                                        .2000 of 1                      .2500 of 1
For net assets over $2 billion                                 .1875 of 1                      .2375 of 1
=========================================================================================================


The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.

7. INVESTMENT COMPOSITION
At March 31, 2002, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Basic Materials                                    2%           3%          --%          --%          --%
Education and Civic Organizations                  2            4            4            6           19
Healthcare                                        12           14           10           11            6
Housing/Multifamily                                4           11           10           --            5
Housing/Single Family                              6            3            4           --            5
Long-Term Care                                    --           --           --           --            4
Tax Obligation/General                            10            1            2           11            5
Tax Obligation/Limited                            13            7            1           15            3
Transportation                                    13           12           15           15            5
U.S. Guaranteed                                   37           39           34           34           35
Utilities                                         --           --           12            8           --
Water and Sewer                                    1            3            6           --           13
Other                                             --            3            2           --           --
---------------------------------------------------------------------------------------------------------
                                                 100%         100%         100%         100%         100%
=========================================================================================================


Certain long-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (55% for Select Tax-Free (NXP), 61% for Select Tax-Free 2 (NXQ), 45% for Select Tax-Free 3 (NXR), 100% for California Select Tax-Free (NXC), and 100% for New York Select Tax-Free (NXN)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.


                            Financial
                            HIGHLIGHTS

               Selected data for a share outstanding throughout each year:



                                         INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                                ------------------------------------    -----------------------------
                                                       NET
                                                 REALIZED/                                                    ENDING
                   BEGINNING           NET      UNREALIZED                      NET                            NET          ENDING
                   NET ASSET     INVESTMENT     INVESTMENT               INVESTMENT  CAPITAL                  ASSET         MARKET
                       VALUE         INCOME    GAIN (LOSS)     TOTAL         INCOME    GAINS    TOTAL         VALUE          VALUE
====================================================================================================================================
SELECT TAX-FREE (NXP)
====================================================================================================================================
Year Ended 3/31:
    2002(a)            $15.05          $.88         $(.38)     $ .50         $(.86)   $(.02)     $(.88)       $14.67      $13.8500
    2001               14.89            .91           .15       1.06          (.90)      --       (.90)        15.05       14.5000
    2000               15.55            .90          (.66)       .24          (.90)      --       (.90)        14.89       13.6875
    1999               15.62            .90          (.07)       .83          (.90)      --       (.90)        15.55       16.3750
    1998               15.15            .90           .47       1.37          (.90)      --       (.90)        15.62       15.8750

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)            14.89            .86          (.36)       .50          (.84)    (.02)      (.86)        14.53       13.6600
    2001               14.75            .87           .14       1.01          (.87)      --       (.87)        14.89       14.1500
    2000               15.41            .87          (.66)       .21          (.87)      --       (.87)        14.75       13.3750
    1999               15.43            .87          (.02)       .85          (.87)      --       (.87)        15.41       15.8750
    1998               14.95            .88           .49       1.37          (.89)      --       (.89)        15.43       15.3125

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)            14.53            .81          (.28)       .53          (.80)      --       (.80)        14.26       13.4200
    2001               14.32            .81           .21       1.02          (.81)      --       (.81)        14.53       13.7000
    2000               14.98            .82          (.66)       .16          (.82)      --       (.82)        14.32       12.8750
    1999               14.96            .82           .02        .84          (.82)      --       (.82)        14.98       15.2500
    1998               14.35            .82           .62       1.44          (.83)      --       (.83)        14.96       14.9375

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)            14.79            .78          (.34)       .44          (.77)    (.02)      (.79)        14.44       14.2500
    2001               14.57            .79           .23       1.02          (.79)    (.01)      (.80)        14.79       13.9400
    2000               15.26            .79          (.67)       .12          (.79)    (.02)      (.81)        14.57       13.7500
    1999               15.21            .79           .05        .84          (.79)      --       (.79)        15.26       15.7500
    1998               14.53            .79           .69       1.48          (.80)      --       (.80)        15.21       15.3125

NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)            14.51            .73          (.33)       .40          (.74)      --       (.74)        14.17       13.7600
    2001               14.31            .78           .20        .98          (.78)      --       (.78)        14.51       14.0500
    2000               14.92            .78          (.61)       .17          (.78)      --       (.78)        14.31       12.6875
    1999               14.91            .78           .01        .79          (.78)      --       (.78)        14.92       15.1250
    1998               14.28            .78           .63       1.41          (.78)      --       (.78)        14.91       15.0000
====================================================================================================================================





                                                                              RATIOS/SUPPLEMENTAL DATA
                                                ------------------------------------------------------------------------------------
                       TOTAL RETURNS                           BEFORE CREDIT                   AFTER CREDIT**
                 ------------------------             -----------------------------   ------------------------------

                                                                       RATIO OF NET                     RATIO OF NET
                                 BASED ON      ENDING     RATIO OF       INVESTMENT      RATIO OF         INVESTMENT
                  BASED ON           NET          NET  EXPENSES TO        INCOME TO   EXPENSES TO          INCOME TO       PORTFOLIO
                    MARKET         ASSET       ASSETS      AVERAGE          AVERAGE       AVERAGE            AVERAGE        TURNOVER
                     VALUE*        VALUE*        (000)  NET ASSETS       NET ASSETS    NET ASSETS         NET ASSETS            RATE
====================================================================================================================================
SELECT TAX-FREE (NXP)
====================================================================================================================================
Year Ended 3/31:
    2002(a)          1.54%         3.41%    $240,275         .38%             5.89%         .37%               5.89%         26%
    2001            12.63          7.32      246,475         .35              6.06          .35                6.07           2
    2000           (11.09)         1.62      243,814         .36              5.97          .36                5.97          --
    1999             9.02          5.43      254,635         .36              5.78          .36                5.78           1
    1998            14.06          9.24      255,865         .36              5.83          .36                5.83           1

SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)          2.57          3.41      255,887         .43              5.79          .42                5.80          21
    2001            12.46          7.04      262,144         .41              5.89          .40                5.90           2
    2000           (10.38)         1.43      259,660         .40              5.82          .40                5.82           1
    1999             9.51          5.63      271,240         .40              5.65          .40                5.65           1
    1998            14.92          9.34      271,752         .40              5.72          .40                5.72          --

SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)          3.84          3.70      184,837         .44              5.59          .42                5.60           9
    2001            12.97          7.36      188,344         .47              5.66          .46                5.67           2
    2000           (10.29)         1.11      185,671         .41              5.65          .41                5.65          --
    1999             7.78          5.76      194,165         .42              5.45          .42                5.45          --
    1998            19.38         10.24      193,899         .42              5.56          .42                5.56          --

CALIFORNIA SELECT TAX-FREE (NXC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)          7.95          3.03       90,346         .44              5.27          .43                5.28          12
    2001             7.23          7.21       92,517         .43              5.38          .42                5.39           2
    2000            (7.57)          .90       91,166         .45              5.37          .45                5.38           3
    1999             8.22          5.65       95,501         .44              5.20          .44                5.20           1
    1998            16.52         10.41       95,164         .44              5.31          .44                5.31          --

NEW YORK SELECT TAX-FREE (NXN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
    2002(a)          3.17          2.75       55,362         .49              5.04          .48                5.05          28
    2001            17.36          7.02       56,679         .48              5.39          .47                5.40           3
    2000           (11.18)         1.21       55,924         .50              5.36          .49                5.37          --
    1999             6.14          5.40       58,303         .49              5.19          .49                5.19          --
    1998            18.31         10.07       58,250         .49              5.30          .49                5.30          --
====================================================================================================================================


* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

(a) As required, effective April 1, 2001, the Trusts have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended March 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase the ratio of net investment income to average net assets as follows:



                                        SELECT            SELECT            SELECT   CALIFORNIA SELECT   NEW YORK SELECT
                                 TAX-FREE (NXP)  TAX-FREE 2 (NXQ)  TAX-FREE 3 (NXR)      TAX-FREE (NXC)    TAX-FREE (NXN)
                                 ---------------------------------------------------------------------------------------
    2002 per share impact ($)              .01                --                --                  --                --
    2002 income ratio impact (%)           .05               .01               .01                 .01                --

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.


                                 See accompanying notes to financial statements.



42-43 SPREAD

Build Your Wealth
       AUTOMATICALLY






NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

AN AMENDMENT TO THE PLAN
Under the current terms of the Plan, shares you acquire by reinvestment are purchased on the open market, whether the Fund's shares are then trading at a premium or discount to it's net asset value. To ensure that shares will be acquired at the most favorable price, the Plan will be amended as of September 1, 2002. As of that date, the shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION



BOARD OF TRUSTEES
James F. Bacon
William E. Bennett
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington


FUND MANAGER
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787


LEGAL COUNSEL
Chapman and Cutler
Chicago, IL


INDEPENDENT AUDITORS
Ernst & Young LLP
icago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended March 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS



[photo of John Nuveen, Sr.]


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, includng a prospectus where applicable. Please read that information carefully before you invest.


[LOGO: NUVEEN Investments]




Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                  PAN-1-3-02